As Filed with the Securities and Exchange

                         Commission on February 28, 2001




                                                     Registration No. 811-5473


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                    FORM N-2

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                              /X/



      Amendment No. 16                                                     /X/



                      OPPENHEIMER MULTI-SECTOR INCOME TRUST

              (Exact Name of Registrant as Specified in Charter)

                       Two World Trade Center, 34th Floor
                          New York, New York 10048-0203

                   (Address of Principal Executive Offices)

                                  212-323-0200
-
                         (Registrant's Telephone Number)

                            ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
                       Two World Trade Center, 34th Floor
                          New York, New York 10048-0203

                    (Name and Address of Agent for Service)

                                   FORM N-2

                      OPPENHEIMER MULTI-SECTOR INCOME TRUST

                              Cross Reference Sheet

Part A of
Form N-2
Item No.    Prospectus Heading

1    *
2    *
3    *
4    *
5    *
6    *
7    *
8    General Description of the Registrant
9    Management
10   Capital Stock, Long-Term Debt, and Other Securities
11   *
12   *
13   See Item 15 of the Statement of Additional Information


Part B of
Form N-2
Item No. Heading In Statement of Additional Information

14   Cover Page
15   Table of Contents
16   *
17   See Item 8 of the Prospectus
18   Management
19   Control Persons and Principal Holders of Securities
20   See Item 9 of the Prospectus
21   Brokerage Allocation and Other Practices
22   See Item 10 of the Prospectus
23   Financial Statements




* Not applicable or negative answer.

                                       37
                      OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


Item 1.     Outside Front Cover.

            Inapplicable.

Item 2.     Inside Front and Outside Back Cover Page.

            Inapplicable.

Item 3.     Fee Table and Synopsis

            Inapplicable.

Item 4.     Financial Highlights.

            Inapplicable.

Item 5.     Plan of Distribution.

            Inapplicable.

Item 6.     Selling Shareholders.

            Inapplicable.

Item 7.     Use of Proceeds.

            Inapplicable.

Item 8.     General Description of the Registrant.

      1. Oppenheimer Multi-Sector Income Trust (the "Fund" or "Registrant") is a
closed-end   diversified   management   investment   company   organized   as  a
Massachusetts business trust on February 22, 1988.


      2, 3, and 4. The Fund's primary investment objective is high current income consistent with preservation of capital. Its secondary objective is capital appreciation. In seeking those objectives, under normal market conditions, the Fund will allocate its assets among seven sectors of the fixed-income securities market to take advantage of opportunities anticipated by OppenheimerFunds, Inc., the Fund's investment advisor (the "Advisor"), which arise in particular sectors in various economic environments. The Advisor's opinion as to such opportunities will be based on various factors which may affect the levels of income which can be obtained from the different sectors, such as (i) the effect of interest rate changes, on a relative and absolute basis, on yields of securities in the particular sectors, (ii) the effect of changes in tax laws and other legislation affecting securities in the various sectors, (iii) changes in the relative values of foreign currencies, and (iv) perceived strengths of the abilities of issuers in the various sectors to repay their obligations.

      The sectors in which the Fund invests are not divided by industry but instead differ by type of security and issuer and includes U.S. Government, Corporate, International, Asset-Backed (including Mortgage-Backed), Municipal, Convertible and Money Market sectors. The Advisor believes that investing the Fund's assets in a portfolio comprised of three or more sectors, as opposed to limiting investments to only one such sector, will enhance the Fund's ability to achieve high current income consistent with preservation of capital or seek capital appreciation. The range of yields of the securities in each sector will differ from securities in the others both on an absolute and a relative basis. It is not the intention of the Fund to always allocate its assets to the sector with the highest range of yields as this may not be consistent with preservation of capital. The Advisor will, however, monitor changes in relative yields of securities in the various sectors to help formulate its decisions on which sectors present attractive investment opportunities at a particular time.


      Historically, the markets for the sectors identified below have tended to behave somewhat independently and have at times moved in opposite directions. For example, U.S. government securities (defined below) have generally been affected negatively by concerns about inflation that might result from increased economic activity. Corporate debt securities and convertible securities, on the other hand, have generally benefited from increased economic activity due to the resulting improvement in the credit quality of corporate issuers which, in turn, has tended to cause a rise in the prices of common stock underlying convertible securities. The converse has generally been true during periods of economic decline. Similarly, U.S. government securities can be negatively affected by a decline in the value of the dollar against foreign currencies, while the non-dollar denominated securities of foreign issuers held by U.S. investors have generally benefited from such decline. Investments in short-term money market securities tend to decline less in value than long-term debt securities in periods of rising interest rates but do not rise as much in periods of declining rates. At times the difference between yields on municipal securities and taxable securities does not fully reflect the tax advantage of municipal securities. At such times investments in municipal securities tend to fare better in value than taxable investments because the yield differential generally can be expected to increase again to reflect the tax advantage.


      The Advisor believes that when financial markets exhibit this lack of correlation, an active allocation of investments among these seven sectors can permit greater preservation of capital over the long term than would be obtained by investing permanently in any one sector. To the extent that active allocation of investments among market sectors by the Advisor is successful in preserving or increasing capital, the Fund's capacity to meet its primary objective of high current income should be enhanced over the longer term. The Advisor also will utilize certain other investment techniques, including options and futures, intended to enhance income and reduce market risk.

      The Fund can invest in securities in the Corporate, International, Asset-Backed and Convertible Sectors which are in the lowest rating category of each of Standard & Poor's Rating Service ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), orIBCA,or Fitch, Inc. ("Fitch")orDuff & Phelps,Inc. ("Duff & Inc.("Duff & ("Duff& & or another nationally recognized rating organization, or which are unrated. The description and characteristics of the lowest rating category are discussed in the description of the Corporate Sector. In all other sectors, the Fund will not invest in securities rated lower than those considered investment grade, i.e. "Baa" by Moody's or "BBB" by Standard & Poor's, or Fitch. See "Investment Sectors in Which the Fund Invests" and Appendix A (Securities Ratings) to the Statement of Additional Information. Unrated securities will be of comparable quality to those that are rated, in the opinion of the Advisor. The seven sectors of the fixed-income securities market in which the Fund can invest are:


-    The U.S.  Government  Sector,  consisting of debt obligations of the
     U.S.  government  and  its  agencies  and   instrumentalities   ("U.S.
     government securities");

- The Corporate Sector, consisting of non-convertible debt obligations or preferred stock of U.S. corporate issuers and participation interests in senior, fully-secured loans made primarily to U.S. companies;

- The International Sector, consisting of debt obligations (which may be denominated in foreign currencies) of foreign governments and their agencies and instrumentalities, certain supranational entities and foreign and U.S. companies;

-     The Asset-Backed  Sector,  consisting of undivided fractional interests in
      pools  of  consumer  loans  and   participation   interests  in  pools  of
      residential mortgage loans;

- The Municipal Sector, consisting of debt obligations of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies, instrumentalities or authorities;

- The Convertible Sector, consisting of debt obligations and preferred stock of U.S. corporations which are convertible into common stock; and

- The Money Market Sector, consisting of U.S. dollar-denominated debt obligations having a maturity of 397 days or less and issued by the U.S. government or its agencies, certain domestic banks or corporations; or certain foreign governments, agencies or banks; and repurchase agreements.


      Current income, preservation of capital and, secondarily, possible capital appreciation will be considerations in the allocation of assets among the seven investment sectors described above. The Advisor anticipates that at all times Fund assets will be spread among three or more sectors. Securities in the first six sectors above have maturities in excess of 397 days. All securities denominated in foreign currencies will be considered as part of the International Sector, regardless of maturity. The Fund can also invest in options and futures related to securities in each of the sectors.



INVESTMENT SECTORS IN WHICH THE FUND INVESTS

      The Fund's assets allocated to each of the sectors will be managed in accordance with the investment policies described above. The Fund's portfolio might not always include all of the different types of investments described below. The allocation among the different types of investments the Fund is permitted to invest in will vary over time based on the Advisor's evaluation of economic and market conditions.

The U.S. Government Sector


      Assets in this sector will be invested in U.S. government securities, which are obligations issued by or guaranteed by the United States government or its agencies or instrumentalities. Certain of these obligations, including U.S. Treasury notes and bonds, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Certain other U.S. government securities, issued or guaranteed by Federal agencies or government-sponsored enterprises, are not supported by the full faith and credit of the United States. These latter securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Advisor will adjust the average maturity of the investments held in this sector from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. U.S. government securities are considered among the most creditworthy of fixed-income investments. Because of this, the yields available from U.S. government securities are generally lower than the yields available from corporate debt securities. Nevertheless, the values of U.S. government securities (like those of fixed-income securities generally) will change as interest rates fluctuate.


      Zero Coupon Treasury Securities. The Fund can invest in "zero coupon" Treasury securities which are (a) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or (b) certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder during its life. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distribution of interest. Current Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment in cash on the security during the year. The Fund will not invest more than 10% of its total assets at the time of purchase in zero coupon Treasury securities.

The Corporate Sector

      Assets allocated to this sector will be invested in secured or unsecured non-convertible preferred stock and corporate debt obligations, such as bonds, debentures and notes. The Fund can also acquire participation interests, as described below.



      Ratings. Certain corporate fixed-income securities in which the Fund can invest may be unrated or in the lower rating categories of recognized rating agencies, i.e., ratings below "Baa" by Moody's or below "BBB" by Standard & Poor's. Lower-rated securities, commonly called junk bonds, will involve greater volatility of price and risk of principal and income (including the possibility of default or bankruptcy of the issuer of such securities) than securities in the higher rating categories. The Fund's investments in lower-rated securities can not exceed 75% of the Fund's total assets, with no more than 50% of the Fund's total assets in lower-lower-rated foreign securities (see "The International Sector," below).


      The Fund's ability to increase its investments in high-yield securities will enable it to seek higher investment return. However, high-yield securities, whether rated or unrated, could be subject to greater market fluctuations and risks of loss of income and principal and could have less liquidity than lower yielding, higher-rated fixed-income securities. Principal risks of high-yield securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the holder's claims to the prior claims of banks and other senior lenders in bankruptcy proceedings, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates, whereby the holder might receive redemption proceeds at times when only lower-yielding portfolio securities are available for investment, (v) the possibility that earnings of the issuer can be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn.

The International Sector


      The assets allocated to this sector will be invested in debt obligations (which may either be denominated in U.S. dollars or in non-U.S. currencies), issued or guaranteed by foreign corporations, certain supranational entities (described below), and foreign governments or their agencies or instrumentalities, and in debt obligations issued by U.S. corporations denominated in non-U.S. currencies. All such securities are referred to as "foreign securities." The Fund's investments in foreign lower-rated securities can not exceed 50% of the Fund's total assets. The Fund can invest in any country where the Advisor believes there is a potential to achieve the Fund's investment objectives. The Fund may not invest more than 15% of its total assets in foreign securities of any one country.

      The percentage of the Fund's assets that will be allocated to this sector will vary on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. The Fund's portfolio of foreign securities can include those of a number of foreign countries or, depending upon market conditions, those of a single country.

      The obligations of foreign governmental entities, including supranational entities, have various kinds of government support, and may or may not be supported by the full faith and credit of a foreign government. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There can be no assurance that foreign governments will be willing or able to honor their commitments.

      Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S. The values of foreign securities investments will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S. and foreign securities markets can be less liquid, more volatile and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation, lack of uniform accounting and auditing standards, and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods. There could be less information publicly available about foreign issuers than about U.S. issuers.

     On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect: o issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values;

o vendors the Fund depends on to carry out its business, such as its custodian (which holds the foreign securities the Fund buys), the Advisor (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund;

o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.


      The Advisor upgraded (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's custodian bank has advised the Advisor of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.


      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. Because a portion of the Fund's investment income can be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. The Fund can engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates.

      The values of foreign investments and the investment income derived from them can also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign fixed-income investments will fluctuate in response to changes in U.S. and foreign interest rates.

      Special Risks of Emerging Market Countries. Investments in emerging market countries can involve further risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries can be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset value could be affected. There can be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates could be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there can be significant balance of payment deficits; and their economies and markets can respond in a more volatile manner to economic changes than those of developed countries.

The Asset-Backed Sector

      Asset-Backed Securities. The Fund can invest in securities that represent undivided fractional interests in pools of consumer loans, similar in structure to the mortgage-backed securities in which the Fund can invest described below. Payments of principal and interest are passed through to holders of asset-backed securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other obligations. The degree of credit enhancement varies and generally applies, until exhausted, to only a fraction of the asset-backed security's par value. If the credit enhancement of any asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund can then experience losses or delays in receiving payment and a decrease in the value of the asset-backed security.

      The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement is exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying consumer loans by the individuals, and the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments that shorten the weighted average life of asset-backed securities and can lower their return in the same manner as described below for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

      Private and U.S. Government Issued Mortgage-Backed Securities and CMOs. The Fund can invest in securities that represent participation interests in pools of residential mortgage loans, including collateralized mortgage obligations (CMOs). Some CMOs can be issued or guaranteed by agencies or instrumentalities of the U.S. government (for example, Ginnie Maes, Freddie Macs and Fannie Maes). Other CMOs are issued by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. CMOs issued by such private issuers are not issued or guaranteed by the U.S. government or its agencies and are, therefore, also subject to credit risks. Credit risk relates to the ability of the issuer or a debt security to make interest or principal payments on the security as they become due. Securities issued or guaranteed by the U.S. government are subject to little, if any, credit risk because they are backed by the "full faith and credit of the U.S. government", which in general terms means that the U.S. Treasury stands behind the obligation to pay interest and principal.

      The Fund's investments can include securities which represent participation interests in pools of residential mortgage loans which may be issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. government. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool will be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. The yield on such pools is usually computed by using the historical record of prepayments for that pool, or in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans can cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

      The price and yields to maturity of CMOs are, in part, determined by assumptions about cash-flows from the rate of payments of underlying mortgages. However, changes in prevailing interest rates can cause the rate of prepayments of underlying mortgages to change. In general, prepayments on fixed rate mortgage loans increase during periods of falling interest rates and decrease during periods of rising interest rates. Faster than expected prepayments of underlying mortgages will reduce the market value and yield to maturity of issued CMOs. If prepayments of mortgages underlying a short-term or intermediate-term CMO occur more slowly than anticipated because of rising interest rates, the CMO effectively can become a longer-term security. The prices of long-term debt securities generally fluctuate more widely than those of shorter-term securities in response to changes in interest rates which, in turn, can result in greater fluctuations in the Fund's share prices.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security can decrease as do other debt securities, but, when prevailing interest rates decline, the value of pass-through securities is not likely to rise on a comparable basis with other debt securities because of the pre-payment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives can occur at higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which can increase the yield to shareholders more than debt obligations that pay interest semi-annually.

      Because of those factors, mortgage-backed securities can be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and can involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Fund can purchase mortgage-backed securities at a premium or at a discount.

     Some mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks); and some are backed by only the credit of the issuer itself (e.g., obligations of the Federal National Mortgage Association). Such guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the value of the Fund's shares.

      Interest Rate Risks. Although U.S. government securities involve little credit risk, their market values will fluctuate until they mature, depending on prevailing interest rates. When prevailing interest rates go up, the market value of already issued debt securities tends to go down. When interest rates go down, the market value of already issued debt securities tends to go up. The magnitude of those fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer. Certain of the Fund's investments, such as I/Os, P/Os and mortgage-backed securities such as CMOs, can be very sensitive to interest rate changes and their values can be quite volatile.

      The Fund can invest in "stripped" mortgage-backed securities or CMOs. Stripped mortgage-backed securities usually have two classes. The classes receive different proportions of the interest and principal distributions on the pool of mortgage assets that act as collateral for the security. In certain cases, one class will receive all of the interest payments (and is known as an "I/O"), while the other class will receive all of the principal value on maturity (and is known as a "P/O").

      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

      Stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, some stripped securities could be deemed "illiquid." If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment limitations set forth under "Direct Placements and Other Illiquid Securities."

      The Fund can also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Fund can invest. The Fund would be required to deposit liquid assets of any type, including equity and debt securities of any grade to its custodian bank in an amount equal to its purchase payment obligation under the roll.

      GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. The GNMA Certificates that the Fund can purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payment.

      The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

      FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCS") and guaranteed mortgage certificates ("GMCs"). PCS resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

      FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

The Municipal Sector


      The assets of this sector will be invested in obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies, instrumentalities or authorities (municipal bonds). At the time of purchase, all securities in this sector will be rated within the four highest grades assigned by Moody's, Standard & Poor's, Fitch ("Baa" or better by Moody's or "BBB" or better by Standard & Poor's), or another nationally recognized rating organization, or unrated securities which are of comparable quality in the opinion of the Adviser.Advisor. Any income earned on municipal bonds which the Fund distributes to shareholders would be treated as taxable income to such shareholders.


      The Fund does not expect to invest in municipal bonds for tax-exempt income to distribute to shareholders, but to take advantage of yield differentials with other debt securities, which can be reflected in bond prices, and thus reflect potential for capital appreciation. Because municipal bonds are generally exempt from Federal taxation they normally yield much less than taxable fixed-income securities. At times, however, the yield differential narrows from its normal range. This can occur, for example, when the demand for U.S. government securities substantially increases in times of economic stress or when investors seeking safety are willing to pay more for such securities thereby reducing the yield. It also can occur when investors perceive a threat to the continuation of the tax-exempt status of municipal bonds through possible Congressional or State action. When this happens, investors are not willing to pay as much for municipal bonds, thereby reducing prices and increasing their yield compared to taxable obligations. If such situations occur, investments in the Municipal Sector can be more attractive than other sectors even though such investments continue to offer lower yields than taxable securities because if the yield differential returns to normal ranges, the value of municipal bonds relative to taxable fixed-income securities will have increased, i.e. depreciated less or appreciated more. Such an investment would help the Fund achieve its objective of capital preservation or capital appreciation. It would also help achieve its objective of high income because the Fund's net asset value per share would be higher than it otherwise would have been, thereby permitting it to earn additional income on those assets.

      Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets, and water and sewer works. Other public purposes for which municipal bonds can be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

      The two principal classifications of municipal bonds are (1) "general obligation" and (2) "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in a few cases, from the proceeds of a special excise or other tax but are not supported by the issuer's power to levy general taxes. There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue, and are generally lower than those of taxable investments.

The Convertible Sector

      Assets allocated to this sector will be invested in securities (bonds, debentures, corporate notes, preferred stocks and units with warrants attached) which are convertible into common stock. Common stock received upon conversion can be retained in the Fund's portfolio to permit orderly disposition or to establish a holding period to avoid possible adverse federal income tax consequences to the Fund or shareholders.

      Convertible securities can provide a potential for current income through interest and dividend payments and at the same time provide an opportunity for capital appreciation by virtue of their convertibility into common stock. The rating requirements to which the Fund is subject when investing in corporate fixed-income securities and foreign securities (see above) also apply to the Fund's investments in domestic and foreign convertible securities, respectively.

      Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, can entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value without considering its conversion privilege) and its "conversion value" (the security's worth if it were to be exchanged pursuant to its conversion privilege for the underlying security at the market value of the underlying security).

      To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise as with other fixed-income securities (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value, which represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities can be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.

The Money Market Sector

      Assets  in  this  sector  will  be   invested   in  the   following   U.S.
dollar-denominated debt obligations maturing in 397 days or less:

      (1) U.S. government securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

      (2) Bank Obligations: Certificates of deposit, bankers' acceptances, loan participation agreements, time deposits, and letters of credit if they are payable in the United States or London, England, and are issued or guaranteed by a domestic or foreign bank having total assets in excess of $1 billion.

      (3) Commercial Paper: Obligations rated "A-1," "A-2" or "A-3" by Standard & Poor's or Prime-1, Prime-2 or Prime-3 by Moody's or if not rated, issued by a corporation having an existing debt security rated "A" or better by Standard & Poor's or "A" or better by Moody's.


(4) Corporate Obligations: Corporate debt obligations (including master demand notes but not including commercial paper) if they are issued by domestic corporations and are rated "A" or better by Standard & Poor's or "A" or better by Moody's or unrated securities which are of comparable quality in the opinion of the Advisor.


      (5) Other Obligations: Obligations of the type listed in (1) through (4) above, but not satisfying the standards set forth therein, if they are (a) subject to repurchase agreements or (b) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper can be purchased by the Fund, or by a foreign government having an existing debt security rated "AA" or "Aa" or better.

      (6) Board-Approved Instruments: Other short-term investments of a type which the Board determines presents minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable quality as determined by the Board.

      Bank time deposits can be non-negotiable until expiration and can impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower can prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.


      The Fund has no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, subject to policies established by the Board of Trustees, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in bank time deposits and master demand notes are subject to the investment limitation on securities that are not readily marketable set forth under "Special Investment Techniques -- Direct Placements and Other Illiquid Securities."


      Because the Fund can invest in U.S. dollar-denominated securities of foreign banks and foreign branches of U.S. banks, the Fund can be subject to additional investment risks which can include future political and economic developments of the country in which the bank is located, possible imposition of withholding taxes on interest income payable on the securities, possible seizure or nationalization of foreign deposits, the possible establishment of exchange control regulations or the adoption of other governmental restrictions that might affect the payment of principal and interest on such securities. Additionally, not all of the U.S. Federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.



SPECIAL INVESTMENT TECHNIQUES

      In conjunction with the investments in the seven sectors described above, the Fund can use the following special investment techniques, however, the Fund's portfolio might not always include all of the different types of investment described below.

Direct Placements and Other Illiquid Securities


      The Fund can invest up to 20% of its assets in securities purchased in direct placements which are subject to statutory or contractual restrictions and delays on resale (restricted securities). This policy does not limit the acquisition of restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Board of Trustees or the Advisor under Board-approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities can be illiquid. Restricted securities may generally be resold only in privately-negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act of 1933 and are, therefore, unlike securities which are traded in the open market and can be expected to be sold immediately if the market demand is adequate. If restricted securities are substantially comparable to registered securities of the same issuer which are readily marketable, the Fund can not purchase them unless they are offered at a discount from the market price of the registered securities. Generally, no restricted securities will be purchased unless the issuer has agreed to register the securities at its expense within a specific time period. Adverse conditions in the public securities market at certain times can preclude a public offering of an issuer's unregistered securities. There can be undesirable delays in selling restricted securities at prices representing fair value.

      The Fund can invest up to an additional 10% of its assets in securities which, although not restricted, are not readily marketable. Such securities can include bank time deposits, master demand notes described in the Money Market Sector and certain puts and calls which are traded in the over-the-counter markets. The Advisor monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.


Repurchase Agreements


      Any of the securities permissible for purchase for one of its sectors can be acquired by the Fund subject to repurchase agreements with commercial banks with total assets in excess of $1 billion or securities dealers with a net worth in excess of $50 million. In a repurchase transaction, at the time the Fund acquires a security, it simultaneously resells it to the vendor and must deliver that security to the vendor on a specific future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase transaction of more than seven days. Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "1940 Act"), collateralized by the underlying security. The Fund's repurchase agreements will require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to collateralize the loan fully. The Advisor will monitor the collateral daily and, in the event its value declines below the repurchase price, will immediately demand additional collateral be deposited. If such demand is not met within one day, the existing collateral will be sold. Additionally, the Advisor will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed-upon resale price on the delivery date, the Fund's risks in such event can include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and loss from any delay in foreclosing on the collateral. There is no limit on the amount of the Fund's assets that can be subject to repurchase agreements.


When-Issued and Delayed-Delivery Transactions

      The Fund can purchase asset-backed securities, municipal bonds and other debt securities on a "when-issued" basis, and can purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio for delivery pursuant to option contracts it has entered into; the Fund can dispose of a commitment prior to settlement. The Fund does not intend to make such purchases for speculative purposes. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by the Fund and settlement (generally within 45 days from the date the offer is accepted), no payment is made for the securities purchased, and no interest accrues to the Fund from the transaction until the Fund receives the security at settlement of the trade. Such securities are subject to market fluctuations; the value at delivery can be less than the purchase price. The Fund will identify to its custodian, liquid assets on its records as segregated of any type, including equity and debt securities of any grade at least equal to the value of purchase commitments until payment is made. Such securities can bear interest at a lower rate than longer term securities. The commitment to purchase a security for which payment will be made on a future date can be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date, which risk is in addition to the risk of decline of the Fund's other assets.

Hedging

      The Fund can purchase futures contracts; forward contracts; call and put options on securities, futures, indices and foreign currencies; and enter into interest rate swap agreements. These are referred to as "Hedging Instruments". The Fund is not obligated to use hedging instruments even though it is permitted to use them in the Advisor's discretion, as described below.

      Hedging Instruments can be used to attempt to protect against possible declines in the market value of the Fund's portfolio from downward trends in securities markets, to protect the Fund's unrealized gains in the value of its securities which have appreciated, to facilitate selling securities for investment reasons, to establish a position in the securities markets as a temporary substitute for purchasing particular securities, or to reduce the risk of adverse currency fluctuations.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. Covered calls and puts can also be written on securities to attempt to increase the Fund's income. The Fund will not use futures and options on futures for speculation. The hedging instruments the Fund can use are described below. As of the date of this Registration Statement, the Fund does not intend to enter into futures, forward contracts and options on futures if after any such purchase, the sum of margin deposits on futures and premiums paid on futures options would exceed 5% of the value of the Fund's total assets.

      |_| Futures.  The Fund can buy and sell futures  contracts  that relate to
(1) stock indices (referred to as stock index futures), other securities indices (together with stock index futures, referred to as financial futures), (3) interest rates (referred to as interest rate futures), (4) foreign currencies (referred to as forward contracts), or (5) commodities (referred to as commodity futures.) An interest rate future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation can be satisfied by actual delivery of the debt security or by entering into an offsetting contract. A bond index assigns relative values to the bonds included in that index and is used as a basis for trading long-term bond index futures contracts. Bond index futures reflect the price movements of bonds included in the index. They differ from interest rate futures in that settlement is made in cash rather than by delivery; or settlement can be made by entering into an offsetting contract.

      |_| Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "futures," above. A call or put can be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets can be subject to calls.

      The Fund can buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.

      |_| Foreign Currency Options. The Fund can purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options, for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities can be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency can be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would either lose the premium it paid and incur transaction costs, or purchase or sell the foreign currency at a disadvantageous price.


      |_| Forward Contracts. The Fund can enter into foreign currency exchange contracts ("forward contracts"), which obligate the seller to deliver and the purchaser to take a specific foreign currency at a specific future date for a fixed price. The Fund can enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of forward contracts can reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other futures. The Fund can also enter into a Forward Contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the Forward Contract and the foreign currency of the underlying investment than between the U.S. dollar and the currency of the underlying investment. This technique is referred to as "cross hedging". The success of cross hedging is dependent on many factors, including the ability of the Advisor to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund can experience losses or gains on both the underlying security and the cross currency hedge.

      The Fund will not speculate in foreign currency exchange contracts. There is no limitation as to the percentage of the Fund's assets that can be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency or enter into a cross hedge unless it is denominated in a currency or currencies that the Advisor believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated.

      There are certain risks in writing calls. If a call written by the Fund is exercised, the Fund foregoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written. In addition, the Fund could experience capital losses that might cause previously distributed short-term capital gains to be re-characterized as non-taxable return of capital to shareholders. In writing puts, there is the risk that the Fund could be required to buy the underlying security at a disadvantageous price. The principal risks relating to the use of futures are:
(a) possible imperfect correlation between the prices of the futures and the market value of the securities in the Fund's portfolio; (b) possible lack of a liquid secondary market for closing out a futures position; (c) the need for additional skills and techniques beyond those required for normal portfolio management; and (d) losses on futures resulting from interest rate movements not anticipated by the Advisor.


      ? Interest Rate Swaps and Total Return Swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive fixed rate payments for floating rate payments. The Fund enters into swaps only on securities it owns. The Fund can not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify on its books liquid assets of any type, including equity and debt securities of any grade, to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      In addition, the Fund may invest in total return swaps with appropriate counterparties. In a total return swap, one party pays a rate of interest in exchange for the total rate of return on another investment. For example, if the Fund wished to invest in a particular security, it could instead enter into a total return swap and receive the total return of that security, less the "funding cost," which would be a floating interest rate payment to the counterparty.

      Under a swap agreement, the Fund typically will pay a fee determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset value declines over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty in addition to its fee payments.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.


      |_| Derivative Investments. The Fund can invest in a number of different kinds of "derivative investments." In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund can not purchase or sell physical commodities or commodity contracts; however this does not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities. In the broadest sense, derivative investments include exchange-traded options and futures contracts. The risks of investing in derivative investments include not only the ability of the company issuing the instrument to pay the amount due on the maturity of the instrument, but also the risk that the underlying investment or security might not perform the way the Advisor expected it to perform. The performance of derivative investments can also be influenced by interest rate changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal and/or income than expected. Certain derivative investments held by the Fund can trade in the over-the-counter market and can be illiquid. Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases for "non-hedging" investment purposes to seek income or total return. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) can be considered "derivative investments."


      The Fund can invest in different types of derivatives, generally known as "Structured Investments." "Index-linked" or "commodity -linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. Further examples of derivative investments the Fund can invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the principal amount of the security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt.


      The Fund can also invest in currency-indexed securities. Typically these are short-term or intermediate-term debt securities having a value at maturity, and/or interest rates determined by reference to one or more specified foreign currencies. Certain currency-indexed securities purchased by the Fund can have a payout factor tied to a multiple of the movement of the U.S. dollar (or the foreign currency in which the security is denominated) against the movement in the U.S. dollar, the foreign currency, another currency, or an index. Such securities can be subject to increased principal risk and increased volatility than comparable securities without a payout factor in excess of one, but the Advisor believes the increased yield justifies the increased risk.

      |_| Participation Interests. The Fund can acquire interests in loans that are made to U.S. companies, foreign companies and foreign governments (the "borrower"). They can be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or have become members of the lending syndicate. The Fund will not invest, at the time of investment, more than 5% of its net assets in participation interests of the same borrower. The Advisor has set certain creditworthiness standards for borrowers, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers can have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers can have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's, but can be deemed acceptable credit risks. Participation interests are subject to the Fund's limitations on investments in illiquid securities.


Loans of Portfolio Securities

      To attempt to increase its income, the Fund can lend its portfolio securities if, after any loan, the value of the securities loaned does not exceed 25% of the total value of its assets. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. government securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower. The Fund can also pay reasonable finder's, custodian and administrative fees.

      The terms of the Fund's loans must meet certain tests under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter. The Fund will make such loans only to banks and securities dealers with whom it can enter into repurchase transactions. If the borrower fails to return this loaned security the Fund's risks include: (1) any costs in disposing of the collateral; (2) loss from a decline in value of the collateral to an amount less than 100% of the securities loaned; (3) being unable to exercise its voting or consent rights with respect to the security; and (4) any loss arising from the Fund being unable to timely settle a sale of such securities.

Borrowing

      From time to time, the Fund can increase its ownership of securities by borrowing up to 10% of the value of its net assets from banks and investing the borrowed funds (on which the Fund will pay interest). After any such borrowing, the Fund's total assets, less its liabilities other than borrowings, must remain equal to at least 300% of all borrowings, as set forth in the Investment Company Act. Interest on borrowed money is an expense the Fund would not otherwise incur, so that it can have substantially reduced net investment income during periods of substantial borrowings. The Fund's ability to borrow money from banks subject to the 300% asset coverage requirement is a fundamental policy.

      The Fund can also borrow to finance repurchases and/or tenders of its shares and can also borrow for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets. Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share or the net asset value per share of the Fund's shares to be greater than would otherwise be the case. On the other hand, if the investment performance of the securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, then the net income per share or net asset value per share of the Fund's shares will be less than would otherwise have been the case. This speculative factor is known as "leverage."


      Although such borrowings would therefore involve additional risk to the Fund, the Fund will only borrow if such additional risk of loss of principal is considered by the Advisor to be appropriate in relation to the Fund's primary investment objective of high current income consistent with preservation of capital. The Advisor will make this determination by examining both the market for securities in which the Fund invests and interest rates in general to ascertain that the climate is sufficiently stable to warrant borrowing.


Portfolio Turnover

      Because the Fund will actively use trading to benefit from short-term yield disparities among different issues of fixed-income securities or otherwise to achieve its investment objective and policies, the Fund can be subject to a greater degree of portfolio turnover than might be expected from investment companies which invest substantially all of their assets on a long-term basis. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that its annual turnover rate generally will not exceed 400% (excluding turnover of securities having a maturity of one year or less).


      The Advisor will monitor the Fund's tax status under the Internal Revenue Code during periods in which the Fund's annual turnover rate exceeds 100%. Higher portfolio turnover results in increased Fund expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities. To the extent that increased portfolio turnover results in sales of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code can be affected.


Defensive Strategies


      There can be times when, in the Advisor's judgment, conditions in the securities markets would make pursuing the Fund's primary investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund may employ alternative strategies primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund can invest all or any portion of its assets in nonconvertible high-grade debt securities, or U.S. government and agency obligations. The Fund can also hold a portion of its assets in cash or cash equivalents. It is impossible to predict when, or for how long, alternative strategies will be utilized.



Effects of Interest Rate Changes


      During periods of falling interest rates, the values of outstanding long term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. If the Advisor's expectation of changes in interest rates or its evaluation of the normal yield relationships in the fixed-income markets proves to be incorrect, the Fund's income, net asset value and potential capital gain can be decreased or its potential capital loss can be increased.


      Although changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of the Fund's shares, such changes will not affect the income received by the Fund from such securities. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.


INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions, which together with its investment objectives, are fundamental policies changeable only with the approval of the holders of a "majority" of the Fund's outstanding voting securities, defined in the 1940 Act as the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares present or represented by proxy at a meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy. Unless it is specifically stated that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Under these restrictions, the Fund will not do any of the following:

    As to 75% of its total assets, the Fund will not invest in securities of any one issuer (other than the United States government, its agencies or instrumentalities) if after any such investment either (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would then own more than 10% of the voting securities of that issuer;

    TheFund will not concentrate investments to the extent of 25% or more of its total assets in securities of issuers in the same industry; provided that this limitation shall not apply with respect to investments in U.S. government securities.

    TheFund will not make loans except through (a) the purchase of debt securities in accordance with its investment objectives and policies; (b) the lending of portfolio securities as described above; or (c) the acquisition of securities subject to repurchase agreements;

    TheFund will not borrow money, except in conformity with the restrictions stated above under "Borrowing."

    TheFund will not pledge,  hypothecate,  mortgage or  otherwise  encumber its
       assets,   except  to  secure  permitted  borrowings  or  for  the  escrow arrangements contemplated in connection with the use of Hedging Instruments;

    The Fund will not participate on a joint or joint and several basis in any securities trading account;

    The Fund will not invest in companies for the purpose of exercising control or management thereof;

    TheFund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or by virtue of ownership of other securities has the right, without payment of any further consideration, to obtain an equal amount of the securities sold short ("short sales against the box"). Because changes in Federal income tax laws would not enable the Fund to defer realization of gain or loss for Federal income tax purposes, short sales against the box therefore would not be used by the Fund;

    TheFund will not invest in (a) real estate, except that it can purchase and sell securities of companies which deal in real estate or interests therein; (b) commodities or commodity contracts (except that the Fund can purchase and sell hedging instruments whether or not they are considered to be a commodity or commodity contract); or (c) interests in oil, gas or other mineral exploration or development programs;

    TheFund will not act as an underwriter of securities, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held for its own portfolio;

    TheFund will not purchase securities on margin, except that the Fund can make margin deposits in connection with any of the Hedging Instruments it can use; or

    TheFund  will not issue  "senior  securities,"  but this  does not  prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral, or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery agreements and when-issued arrangements for portfolio securities transactions and contracts to buy or sell derivatives, hedging instruments or options or futures.

5. The shares of beneficial interest of the Fund, $.01 par value per share (the "shares"), are listed and traded on The New York Stock Exchange (the "NYSE"). The following table sets forth for the shares for the periods indicated: (a) the per share high sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such high sales price and the corresponding net asset value and (b) the per share low sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such low sales price and the corresponding net asset value.

               Market Price High;(1)              Market Price Low;(1)
               NAV and Premium/                   NAV and Premium/
Ended          Discount That Day(2)               Discount That Day(2)
--------       ----------------------------       ----------------------------
10/31/96       Market: $10.00                     Market: $ 9.63
               NAV: $10.52                        NAV: $10.25
               Premium//Discount: -4.94%          Premium//Discount: -6.10%

1/31/97        Market: $10.00                     Market: $9.63
               NAV: $10.66                        NAV: $10.50
               Premium//Discount: -6.19%          Premium//Discount: -8.33%

4/30/97        Market: $10.25                     Market: $9.88
               NAV: $10.40                        NAV: $10.38
               Premium//Discount: -1.44%          Premium//Discount: -4.87%

7/31/97        Market: $10.75                     Market: $10.00
               NAV: $10.66                        NAV: $10.52
               Premium//Discount: 0.84%           Premium//Discount: -4.94%

10/31/97       Market: $10.63                     Market: $10.13
               NAV: $10.64                        NAV: $10.62
               Premium//Discount: -0.14%          Premium//Discount: -4.66%

1/31/98        Market: $10.63                     Market: $10.00
               NAV: $10.71                        NAV: $10.57
               Premium//Discount: -0.79%          Premium//Discount: -5.39%

4/30/98        Market: $10.56                     Market: $10.13
               NAV: $10.76                        NAV: $10.74
               Premium//Discount: -1.86%          Premium//Discount: -5.68%

7/31/98        Market: $10.44                     Market: $10.00
               NAV: $10.59                        NAV: $10.64
               Premium//Discount: -1.42%          Premium//Discount: -6.02%

10/31/98       Market: $10.13                     Market: $8.50
               NAV: $10.33                        NAV: $9.80
               Premium//Discount: -1.94%          Premium//Discount: -13.27%

1/31/99        Market: $9.56                      Market: $8.50
               NAV: $9.87                         NAV: $9.94
               Premium//Discount: -3.14%          Premium//Discount: -14.49%

4/30/99        Market: $8.94                      Market: $8.50
               NAV: $9.79                         NAV: $10.00
               Premium//Discount: -8.71%          Premium//Discount: -17.65%

7/31/99        Market: $8.88                      Market: $8.50
               NAV: $10.07                        NAV: $9.67
               Premium//Discount: -11.87%         Premium//Discount: -12.10%

10/31/99       Market: $8.75                      Market: $7.87
               NAV: $9.54                         NAV: $9.41
               Premium//Discount: -8.28%          Premium//Discount: -16.37%


1/31/00        Market: $8.25                      Market: $7.31
               NAV: $9.55                         NAV: $9.52
               Premium//Discount: -13.61%         Premium//Discount:  -23.21%

4/30/00        Market: $7.75                      Market: $7.31
               NAV: $9.38                         NAV: $9.48
               Premium//Discount: -17.38%         Premium//Discount: -22.89%

7/31/00        Market: $8.31                      Market: $7.38
               NAV: $9.22                         NAV: $9.00
               Premium//Discount: -9.87%          Premium//Discount: -18.00%

10/31/00       Market: $8.44                      Market: $7.25
               NAV: $9.20                         NAV: $8.90
               Premium//Discount: -8.26%          Premium//Discount: -18.54%

1/31/01        Market: $8.74                      Market: $7.60
               NAV: $9.06                         NAV: $8.61
               Premium//Discount: -3.53%          Premium//Discount: -11.73%


---------------
1.  As reported by the NYSE.
2. The Fund's computation of net asset value (NAV) is as of the close of trading on the last day of the week immediately preceding the day for which the high and low market price is reported and the premium or discount (expressed as a percentage of net asset value) is calculated based on the difference between the high or low market price and the corresponding net asset value for that day, divided by the net asset value.

      The Board of Trustees of the Fund has determined that it could be in the interests of Fund shareholders for the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value. To that end, the Fund could, from time to time, either repurchase shares in the open market or, subject to conditions imposed from time to time by the Board, make a tender offer for a portion of the Fund's shares at their net asset value per share. Subject to the Fund's fundamental policy with respect to borrowings, the Fund could incur debt to finance repurchases and/or tenders. Interest on any such borrowings will reduce the Fund's net income. In addition, the acquisition of shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. If the Fund must liquidate portfolio securities to purchase shares tendered, the Fund could be required to sell portfolio securities for other than investment purposes and could realize gains and losses. Gains realized on securities held for less than three months could affect the Fund's ability to retain its status as a regulated investment company under the Internal Revenue Code.


      In addition to open-market share purchases and tender offers, the Board could also seek shareholder approval to convert the Fund to an open-end investment company if the Fund's shares trade at a substantial discount. If the Fund's shares have traded on the NYSE at an average discount from net asset value of more than 10%, determined on the basis of the discount as of the end of the last trading day in each week during the period of 12 calendar weeks ending October 31 in such year, the Trustees will consider recommending to shareholders a proposal to convert the Fund to an open-end company. If during a year in which the Fund's shares trade at the average discount stated, and for the period described, in the preceding sentence the Fund also receives written requests from the holders of 10% or more of the Fund's outstanding shares that a proposal to convert to an open end company be submitted to the Fund's shareholders, within six months the Trustees will submit a proposal to the Fund's shareholders, to the extent consistent with the 1940 Act, to amend the Fund's Declaration of Trust to convert the Fund from a closed-end to an open-end investment company. If the Fund converted to an open-end investment company, it would be able continuously to issue and offer its shares for sale, and each share of the Fund could be tendered to the Fund for redemption at the option of the shareholder, at a redemption price equal to the current net asset value per share. To meet such redemption request, the Fund could be required to liquidate portfolio securities. Its shares would no longer be listed on the NYSE. The Fund cannot predict whether any repurchase of shares made while the Fund is a closed-end investment company would decrease the discount from net asset value at which the shares trade. To the extent that any such repurchase decreased the discount from net asset value to an amount below 10% during the measurement period described above, the Fund would not be required to submit to shareholders a proposal to convert the Fund to an open-end investment company.


Item 9.  Management

            1(a). The Fund is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Advisor. The Fund is required to hold annual shareholder meetings for the election of trustees and the ratification of its independent auditors. The Fund can also hold shareholder meetings from time to time for other important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.


            1(b). The Advisor, a Colorado corporation with its principal offices at Two World Trade Center, New York, New York 10048-0203, acts as investment advisor for the Fund under an investment advisory agreement (the "Advisory Agreement") under which it provides ongoing investment advice and conducts the investment operations of the Fund, including purchases and sales of its portfolio securities, under the general supervision and control of the Trustees of the Fund. The Advisor also acts as accounting agent for the Fund.

      The Advisor has operated as an investment advisor since January 1960. The assetsAdvisor (including subsidiaries) managed assets of more than $125 billion as of December 31, with2000, including more than 65 funds having more than 5 million shareholder accounts. The Advisor is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

            The Advisor provides office space and investment advisory services for the Fund and pays all compensation of those Trustees and officers of the Fund who are affiliated persons of the Advisor. Under the Advisory Agreement, the Fund pays the Advisor an advisory fee computed and paid weekly at an annual rate of 0.65 of 1% of the net assets of the Fund at the end of that week. The Fund also pays the Advisor an annual fee of $24,000 plus out-of-pocket costs and expenses reasonably incurred, for performing limited accounting services for the Fund. During the fiscal years ended October 31, 1998, 1999 and 2000, the Fund paid management fees to the Advisor of $1,980,152, $1,857,232 and $1,761,032, respectively. The Fund incurred approximately $46,108 in expenses for the fiscal year ended October 31, 2000 for services provided by Shareholder Financial Services, Inc., a subsidiary of the Advisor that acts as transfer agent, shareholder servicing agent and dividend paying agent for the Fund.

      Under the Advisory Agreement, the Fund pays certain of its other costs not paid by the Advisor, including: (a) brokerage and commission expenses, (b) federal, state, local and foreign taxes, including issue and transfer taxes, incurred by or levied on the Fund,
(c)   interest charges on borrowings,

(d) the organizational and offering expenses of the Fund, whether or not advanced by the Advisor,

(e) fees and expenses of registering the shares of the Fund under the appropriate federal securities laws and of qualifying shares of the Fund under applicable state securities laws,
(f) fees and expenses of listing and maintaining the listings of the Fund's shares on any national securities exchange,
(g) expenses of printing and distributing reports to shareholders, (h) costs of shareholder meetings and proxy solicitation, (i) charges and expenses of the Fund's custodian bank and Registrar, Transfer and Dividend Disbursing Agent,

(j) compensation of the Fund's Trustees who are not interested persons of the Advisor,

(k)   legal and auditing expenses,
(l) the cost of certificates representing the Fund's shares, (m) costs of stationery and supplies, and (n) insurance premiums.


      The Advisor has advanced certain of the Fund's organizational and offering expenses, which were repaid by the Fund. There is no expense limitation provision.

     1(c). The Portfolio managers of the Fund are Arthur Steinmetz and Caleb Wong. Mr. Steinmetz is a Vice President of the Fund and a Senior Vice President of the Advisor and Mr. Wong is a Vice President of both the Fund and the Advisor. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Trust's portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr. Wong worked on fixed-income quantitative research and risk management for the Advisor since July 1996, prior to which we was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Advisor's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's portfolio managers with support in managing the Fund's portfolio.


            1(d). Inapplicable.


            1(e). The Bank of New York, 48 Wall Street, New York, New York, acts as the custodian bank for the Fund's assets held in the United States. The Advisor and its affiliates have banking relationships with the custodian bank. The Advisor has represented to the Fund that its banking relationships with the custodian bank have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the custodian bank. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Advisor and its affiliates. Rules adopted under the 1940 Act permit the Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories. Pursuant to those Rules, the Fund's portfolio of securities and cash, when invested in foreign securities, will be held in foreign banks and securities depositories approved by the Trustees of the Fund in accordance with the rules of the Securities and Exchange Commission.

      Shareholder  Financial  Services,  Inc.  ("SFSI"),  a  subsidiary  of  the
Advisor, acts as primary transfer agent, shareholder servicing agent and dividend paying agent for the Fund. transactions,SFSI is paid an agreed upon fee for each account plus out-of-pocket costs and expenses. United Missouri Trust Company of New York acts as co-transfer agent and co-registrar with SFSI to provide such services as SFSI may request.


      1(f).   See 1(b) above.

      1(g).   Inapplicable.

      2.      Inapplicable.


      3.      None as of February 7, 2001.


Item 10.  Capital Stock, Long-Term Debt, and Other Securities.

      1. The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares outstanding are, and, when issued, those offered hereby will be, fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Trustees are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year.

      Under Massachusetts law, under certain circumstances shareholders could be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for actions or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund. The Declaration of Trust provides for indemnification by the Fund for all losses and expenses of any shareholder held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

      Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), all dividends and capital gains distributions ("Distributions") declared by the Trust will be automatically reinvested in additional full and fractional shares of the Trust ("shares") unless (i) a shareholder elects to receive cash or (ii) shares are held in nominee name, in which event the nominee should be consulted as to participation in the Plan. Shareholders that participate in the Plan ("Participants") may, at their option, make additional cash investments in shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the "Agent"), and a service fee of $0.75.

      Depending upon the circumstances hereinafter described, Plan shares will be acquired by the Agent for the Participant's account through receipt of newly issued shares or the purchase of outstanding shares on the open market. If the market price of shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy shares on The New York Stock Exchange (the "NYSE"), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per share paid by the Agent may exceed the net asset value, resulting in fewer shares being acquired than if the Distribution had been paid in shares issued by the Trust.

      Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full shares, the Participant may either: (1) receive without charge a share certificate for such shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee. Fractional shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

      There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust. There are no brokerage charges for shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in Federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.


      The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO, 80217-3673 or by calling 1.800.647.7374.
Shareholders holding shares in nominee name should contact their brokerage firm or other nominee for more information.


      The Fund presently has provisions in its Declaration of Trust and By-Laws (together, the "Charter Documents") which could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's Trustees or shareholders to amend the Charter Documents or effect changes in the Fund's management. Those provisions of the Charter Documents may be regarded as "anti-takeover" provisions. Specifically, under the Fund's Declaration of Trust, the affirmative vote of the holders of not less than two thirds (66-2/3%) of the Fund's shares outstanding and entitled to vote is required to authorize the consolidation of the Fund with another entity, a merger of the Fund with or into another entity (except for certain mergers in which the Fund is the successor), a sale or transfer of all or substantially all of the Fund's assets, the dissolution of the Fund, the conversion of the Fund to an open-end company, and any amendment of the Fund's Declaration of Trust that would affect any of the other provisions requiring a two-thirds vote. However, a "majority" shareholder vote, as defined in the Charter Documents, shall be sufficient to approve any of the foregoing transactions that have been recommended by two-thirds of the Trustees. Notwithstanding the foregoing, if a corporation, person or entity is directly, or indirectly through its affiliates, the beneficial owner of more than 5% of the outstanding shares of the Fund, the affirmative vote of 80% (which is higher than that required under the 1940 Act) of the outstanding shares of the Fund is required generally to authorize any of the following transactions or to amend the provisions of the Declaration of Trust relating to transactions involving: (i) a merger or consolidation of the Fund with or into any such corporation or entity, (ii) the issuance of any securities of the Fund to any such corporation, person or entity for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any such corporation, entity or person (except assets having an aggregate market value of less than $1,000,000); or (iv) the sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any such corporation, entity or person (except assets having an aggregate fair market value of less than $1,000,000). If two-thirds of the Board of Trustees has approved a memorandum of understanding with such beneficial owner, however, a majority shareholder vote will be sufficient to approve the foregoing transactions. Reference is made to the Charter Documents of the Fund, on file with the Securities and Exchange Commission, for the full text of these provisions.

      2.  Inapplicable.

      3.  Inapplicable.


      4. The Fund qualified for treatment as, and elected to be, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code for its taxable year ended October 31, 2000, and intends to continue to qualify as a RIC for each subsequent taxable year. However, the Fund reserves the right not to qualify under Subchapter M as a RIC in any year or years.


      For each taxable year that the Fund qualifies for treatment as a RIC, the Fund (but not its shareholders) will not be required to pay federal income tax. Shareholders will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund.
Such dividends and distributions derived from net investment income or short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Fund's income is expected to be derived primarily from interest rather than dividends, only a small portion, if any, of such dividends and distributions is expected to be eligible for the Federal dividends-received deduction available to corporations. The Fund does not anticipate that any portion of its dividends or distributions will qualify for pass-through treatment as "exempt-interest dividends" since less than 50% of its assets is permitted to be invested in municipal obligations.

      Long-term or short-term capital gains may be generated by the sale of portfolio securities and by transactions in options and futures contracts. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. For Federal income tax purposes, if a capital gain distribution is received with respect to shares held for six months or less, any loss on a subsequent sale or exchange of such shares will be treated as long-term capital loss to the extent of such long-term capital gain distribution. Capital gains distributions are not eligible for the dividends-received deduction.

      Any dividend or capital gains distribution received by a shareholder from an investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and dividends are subject to Federal income taxes. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      The tax treatment of listed put and call options written or purchased by the Fund on debt securities and of future contracts entered into by the Fund will be governed by Section 1256 of the Internal Revenue Code. Absent a tax election to the contrary, each such position held by the Fund will be marked-to-market (i.e., treated as if it were closed out) on the last business day of each taxable year of the Fund, and all gain or loss associated with transactions in such positions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Positions of the Fund which consist of at least one debt security and at least one option or futures contract which substantially diminishes the Fund's risk of loss with respect of such debt security could be treated as "mixed straddles" which are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of debt securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles which reduce or eliminate the operation of the straddle rules. The Fund will monitor its transactions in options and futures contracts and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code. Such tax election may result in an increase in distribution of ordinary income (relative to long-term capital gains) to shareholders.


      The Internal Revenue Code requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year. Accordingly, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Advisor will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.


      It is the Fund's present policy, which may be changed by the Board of Trustees, to pay monthly dividends to shareholders from net investment income of the Fund. The Fund intends to distribute all of its net investment income on an annual basis. The Fund will distribute all of its net realized long-term and short-term capital gains, if any, at least once per year. The Fund may, but is not required to, make such distributions on a more frequent basis to the extent permitted by applicable law and regulations.


      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute a specified minimum percentage (currently 98%) of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of that year, or else the Fund must pay an excise tax on amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board and the Advisor might determine in a particular year it would be in the best interests of the Fund not to make such distributions at the mandated level and to pay the excise tax which would reduce the amount available for distributions to shareholders. If the Fund pays a dividend in January which was declared in the previous December to shareholders of record on a date in December, then such dividend or distribution will be treated for tax purposes as being paid in December and will be taxable to shareholders as if received in December.


      Under the Fund's Dividend Reinvestment Plan (the "Plan"), all of the Fund's dividends and distributions to shareholders will be reinvested in full and fractional shares. With respect to distributions made in shares issued by the Fund pursuant to the Plan, the amount of the distribution for tax purposes is the fair market value of the shares issued on the reinvestment date. In the case of shares purchased on the open market, a participating shareholder's tax basis in each share is its cost. In the case of shares issued by the Fund, the shareholder's tax basis in each share received is its fair market value on the reinvestment date.

      Distributions of investment company taxable income to shareholders who are nonresident alien individuals or foreign corporations will generally be subject to a 30% United States withholding tax under provisions of the Internal Revenue Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty.

            Under Section 988 of the Code, foreign currency gain or loss with respect to foreign currency-denominated debt instruments and other foreign currency-denominated positions held or entered into by the Fund will be ordinary income or loss. In addition, foreign currency gain or loss realized with respect to certain foreign currency "hedging" transactions will be treated as ordinary income or loss.


5.  The following information is provided as of February 7, 2001:


(1)                      (2)              (3)                  (4)
                                                               Amount
                                          Amount Held          Outstanding
                                          by Registrant        Exclusive of
                         Amount           or for its           Amount Shown
Title of Class           Authorized       Account              Under (3)
--------------           ----------       -------------        ------------
Shares of                Unlimited        None                 29,116,067
Beneficial
Interest, $.01
par value

Item 11.  Defaults and Arrears on Senior Securities.

      Inapplicable.

Item 12.  Legal Proceedings.

      Inapplicable.

Item 13.  Table of Contents of the Statement of Additional Information.

      Reference is made to Item 15 of the Statement of Additional Information.

FINANCIAL HIGHLIGHTS
Oppenheimer Multi-Sector Income Trust


Year Ended October 31,

--------------------------------------------------------------------
                                                             2000
1999           1998           1997            1996
                                                           ---------
---------      ---------      ---------       --------
PER SHARE OPERATING DATA
Net asset value, beginning of period..................      $9.45
$9.82          $10.61         $10.52          $10.14
                                                            -----
-----          ------         ------          ------
Income (loss) from investment operations:
  Net investment income ..............................        .86
 .87             .79            .89             .91
  Net realized and unrealized gain (loss) ............       (.62)
(.43)           (.75)           .08             .37
                                                            -----
-----          ------         ------          ------
    Total income from investment operations ..........        .24
 .44             .04            .97            1.28
                                                            -----
-----          ------         ------          ------
Dividend and/or distributions to shareholders:
  Dividends from net investment income ...............       (.68)
(.81)           (.78)          (.88)           (.90)
  Tax return of capital ..............................       (.16)
--            (.05)            --              --
                                                            -----
-----          ------         ------          ------
    Total dividends and/or distributions
      to shareholders ................................       (.84)
(.81)           (.83)          (.88)           (.90)
                                                            -----
-----          ------         ------          ------
Net asset value, end of period .......................      $8.85
$9.45          $ 9.82         $10.61          $10.52
                                                            =====
=====          ======         ======          ======
Market value, end of period ..........................      $7.88
$8.06          $ 9.38         $10.13          $ 9.88
                                                            =====
=====          ======         ======          ======

TOTAL RETURN, AT MARKET VALUE(1) .....................       6.93%
(6.64)%          0.17%         11.40%           7.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .............   $257,629
$275,181        $285,907       $308,972        $306,181
Average net assets (in thousands) ....................   $269,849
$285,213        $304,773       $308,712        $298,496
Ratios to average net assets:(2)
  Net investment income ..............................       9.27%
8.86%           7.56%          8.42%           8.87%
  Expenses, net of indirect expenses .................       0.84%
1.03%           1.01%(3)       0.99%(3)        1.04%(3)
Portfolio turnover rate ..............................        104%
159%            402%           259%            225%

(1) Assumes a $1,000 hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.

(2) Annualized for periods of less than one full year.

(3) Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

Oppenheimer Multi-Sector Income Trust


6803 S. Tucson Way, Englewood, Colorado 80112
1.800.647.7374

Statement of Additional Information dated February 28, 2001

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 28, 2001. It should be read together with the Prospectus, and the Registration Statement on Form N-2, of which the Prospectus and this Statement of Additional Information are a part, can be inspected and copied at public reference facilities maintained by the Securities and Exchange Commission (the "SEC") in Washington, D.C. and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C., 20549.


TABLE OF CONTENTS

                                                                            Page


Investment Objective and Policies.......................................*
Management..............................................................
Control Persons and Principal Holders of Securities.....................
Investment Advisory and Other Services..................................
Brokerage Allocation and Other Practices................................
Tax Status .............................................................
Financial Statements....................................................



-----------------
*See Prospectus

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 14.  Cover Page.

            Reference is made to the preceding page.

Item 15.  Table of Contents.

            Reference is made to the preceding page and to Items 16 through 23 of the Statement of Additional Information set forth below.

Item 16.  General Information and History.

            Inapplicable.

Item 17.  Investment Objective and Policies.

            Reference is made to Item 8 of the Prospectus.

Item 18.   Management.


1. and 2. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. . Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. Each of the Trustees are Trustees or Directors of the following New York-based Oppenheimer funds1:

                                        Oppenheimer  International Small Company
Oppenheimer California Municipal Fund     Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer  Large  Cap  Growth  Fund
Oppenheimer Capital Preservation Fund   Oppenheimer  Money Market  Fund,  Inc.
Oppenheimer Developing Markets Fund     Oppenheimer  Multiple  Strategies  Fund
Oppenheimer Discovery Fund              Oppenheimer  Multi-Sector  Income Trust
Oppenheimer Discovery Fund              Oppenheimer  Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer  Municipal Bond Fund
Oppenheimer  Enterprise Fund            Oppenheimer New York Municipal Fund
Oppenheimer  Europe Fund                Oppenheimer  Series Fund, Inc.
Oppenheimer Global Fund                 Oppenheimer U.S. Government Trust
Oppenheimer Global Growth & Income Fund Oppenheimer Trinity Core Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Trinity Growth Fund
Oppenheimer  Growth Fund                 Oppenheimer Trinity Value Fund
Oppenheimer International Growth Fund


      Ms. Macaskill and Messrs. Spiro, Donohue, Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of February 7, 2001, the Trustees and officers of the Fund as a group owned less than 1% of the Fund's outstanding shares. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Advisor (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan) other than the shares beneficially owned under that plan by the officers of the Fund listed above.

1 Ms. Macaskill and Mr. Griffiths are not Directors of Oppenheimer Money Market Fund, Inc.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017

General Partner of Odyssey Partners, L.P. (investment partnership) (since 1982) and Chairman of Avatar Holdings, Inc. (real estate development).


Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 75. 399 Ski Trail, Smoke Rise, New Jersey 07405 Formerly he held the following positions:
OctoberChairman Emeritus (August 1991 - August 1999), Chairman (November 1987 - January 1991) and a director (January 1969 - August 1999) of the Manager; President and Director of OppenheimerFunds Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January 1992).

Bridget A. Macaskill*, President and Trustee, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment advisor subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager;of Oppenheimer Real Asset Management, Inc. of Oppenheimer Real Asset Management, Inc.(since July 1996), President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; directora director of HarbourView Asset Management Corporation (since July 1991) and of Oppenheimer Real Asset of other Oppenheimer funds;Management, Inc. (since July 1996), investment advisor subsidiaries of the Manager; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial servicecompany).

company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman (October 1995 - December 1997) and Executive Vice
President (December 1977 - October 1995) of the Manager; Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for Advanced Study, Princeton, N.J. (since 1991) and a member of the National Academy of Sciences (since 1979); formerly (in descending chronological order) a director of Bankers Trust Corporation, Provost and Professor of Mathematics at Duke University, a director of Research Triangle Institute, Raleigh, N.C., and a Professor of Mathematics at Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus   of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185

A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.


Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); President, Baruch College of the City University of New York; formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 69.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive recruiting); a director of Professional Staff Limited (a U.K. temporary staffing company); a life trustee of International House (non-profit educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Trustee, Age: 70.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a Washington,  D.C. law firm). Other directorships:
Caterpillar, Inc, Zurich Financial Services; ConAgra, Inc.; FMC Corporation; Texas Instruments Incorporated; and Weyerhaeuser Co. Formerly a director of Farmers Group, Inc.

Arthur P. Steinmetz, Vice President and Portfolio Manager, Age: 42. Two World Trade Center, New York, New York 10048-0203 Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management Corporation (since March
2000); an officer and portfolio manager of other Oppenheimer funds.

Caleb Wong, Vice President and Portfolio Manager, Age: 35.
Vice President (since June 1999) of the Advisor; worked in fixed-income quantitative research and risk management for the whichAdvisor (since July
1996);  formerly  Assistant Vice  President of the Advisor  (January 1997 - June
1999); before joining the Advisor in July 1996 he was enrolled in the Ph.D. program for Economics at the University of Chicago.

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor, Inc.; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May
2000); President and a director of Centennial Asset ManagementCorporation (since September1995), 1995) and of Oppenheimer Real Asset Management, Inc. (since July
1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds 1997);plc; a director (since April 2000) of OppenheimerFunds Legacy Program; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Age: 41
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of OppenheimerApril Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller of the Manager.


      The Board of Trustees does not have an executive or investment committee. The Trustees of the Fund have appointed a study committee consisting of Mr. Lipstein (Chairman), Mrs. Moynihan and Mr. Galli, none of whom is an "interested person" of the Advisor or the Fund. The study committee's function is to report to the Board on matters that include (i) legal and regulatory developments, (ii) periodic renewals of the Advisory Agreement, (iii) review of the transfer agent and registrar agreement, (iv) portfolio management, (v) valuation of portfolio securities, (vi) custodian relationships and use of foreign subcustodians, (vii) code of ethics matters, (viii) policy on use of insider information, (ix) consideration of tender offers and other repurchases of fund shares and possible conversion to open-end status, and (x) indemnification and insurance of the Fund's officers and trustees.


3.  Inapplicable.


4. The officers of the Fund and one Trustee of the Fund (Ms. Macaskill) who are affiliated with the Advisor receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended October 31, 2000. The compensation from all of the New York-based Oppenheimer funds
(including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 2000.

                                                                           Total
                                                                    Compensation
                                                    Retirement         from all
                                                      Benefits   New York based
                                   Aggregate   Accrued as Part      Oppenheimer
Trustee's Name                  Compensation           Of Fund        Funds (30
And Other Positions               from Fund1          Expenses          Funds)2

Leon Levy
Chairman                              $1,540              None         $171,950

Robert G. Galli
Study Committee Member                  $937              None        $191,1343


Phillip A. Griffiths                    $601              None          $59,529

Benjamin Lipstein
Study Committee Chairman,
Audit Committee Member                $1,331              None         $148,639

Elizabeth B. Moynihan
Study Committee Member                  $937              None         $104,695

Kenneth A. Randall
Audit Committee Chairman                $860              None          $96,034

Edward V. Regan
Proxy Committee Chairman,
Audit Committee Member                  $850              None          $94,995

Russell S. Reynolds, Jr.
Proxy Committee
Member                                  $637              None          $71,069
Donald W. Spiro                         $568              None          $63,435

Clayton K. Yeutter
Proxy Committee
Member                                  $637              None          $71,069

1. Aggregate compensation includes fees, deferred compensation, if any, for a Trustee. No retirement benefit expenses were allocated to the Fund for fiscal year 2000 due to a reallocation of such expenses among the New York-based Oppenheimer funds.
2.    For the 2000 calendar year.
3. Total compensation for the 2000 calendar year includes compensation received for serving as a Trustee or Director of 10 additional Oppenheimer funds.


      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

Item 19.  Control Persons and Principal Holders of Securities.

      1.    Inapplicable.


      2. As of February 7, 2001, the only persons who owned of record or was known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund were Donaldson Lufkin and Jenrette Securities Corp., One Pershing Plaza, Jersey City, New Jersey 07303, which owned 1,655,301 shares (5.61% of the shares); AG Edwards & Sons, Inc., (6.9%One North Jefferson Avenue, St. Louis, Missouri 63101 which owned 1,978,167 shares (6.79% of the shares); Paine Webber Inc., 1000 Harbor Boulevard, 6th Floor, Weehawken, New Jersey 07087, which owned 3,451,903 shares (11.86% of the shares); Salomon Smith Barney, Inc., 333 W. 34th Street New York, New York 10001, which owned 1,914,197 shares (6.57% of the shares); and Prudential Securities, Inc., One York Plaza, 8th Floor, New York, New York 10004, which owned 1,720,300 shares (5.90% of the shares).

      3. As of February 7, 2001, the trustees and officers of the Fund as a group owned less than 1% of the outstanding shares.


Item 20.  Investment Advisory and Other Services.

      Reference is made to Item 9 of the Prospectus.

Item 21.  Brokerage Allocation and Other Practices.


      1 and 2. During the fiscal years ended October 31, 1998, 1999 and 2000, the Fund paid approximately $99,598$245,257, $99,598 and $163,358 respectively, in brokerage commissions. The Fund will not effect portfolio transactions through any broker (i) which is an affiliated person of the Fund, (ii) which is an affiliated person of such affiliated person or (iii) an affiliated person of which is an affiliated person of the Fund or its Advisor. There is no principal underwriter of shares of the Fund. As most purchases of portfolio securities made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. Transactions in foreign securities markets generally involve the payment of fixed brokerage commissions, which are usually higher than those in the United States. The Fund seeks to obtain prompt execution of orders at the most favorable net price.

      3. The advisory agreement between the Fund and the Advisor (the "Advisory Agreement") contains provisions relating to the selection of brokers, dealers and futures commission merchants (collectively referred to as "brokers") for the Fund's portfolio transactions. The Advisor is authorized by the Advisory Agreement to employ brokers as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Advisor need not seek competitive bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. The Fund will not effect portfolio transactions through affiliates of the Advisor.

      Certain other investment companies advised by the Advisor and its affiliates have investment objectives and policies similar to those of the Fund. If possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Advisor or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. If transactions on behalf of more than one fund during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transactions in the security to which the option relates.

      Under the Advisory Agreement, if brokers are used for portfolio transactions, the Advisor may select brokers for their execution and/or research services, on which no dollar value can be placed. Information received by the Advisor for those other accounts may or may not be useful to the Fund. The commissions paid to such dealers may be higher than another qualified dealer would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided. Subject to applicable regulations, sales of shares of the Fund and/or investment companies advised by the Advisor or its affiliates may also be considered as a factor in directing transactions to brokers, but only in conformity with the price, execution and other considerations and practices discussed above.

      Such research, which may be provided by a broker through a third party, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Advisor, to make available additional views for consideration and comparisons, and to enable the Advisor to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      4. During the fiscal years ended October 31, 1998 and 1999, no money was paid to brokers as commissions in return for research services. During the fiscal year ended October 31, 2000, $302 was paid to brokers as commissions in return for research services.


      5.    Inapplicable.

Item 22.  Tax Status.

      Reference is made to Item 10 of the Prospectus.


Item 23. Financial Statements at fiscal year-end October 31, 2000.

INDEPENDENT AUDITORS' REPORT
Oppenheimer Multi-Sector Income Trust

The Board of Trustees and Shareholders of Oppenheimer Multi-Sector Income Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Multi-Sector Income Trust as of October 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi-Sector Income Trust as of October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.





KPMG LLP


Denver, Colorado
November 21, 2000

STATEMENT OF INVESTMENTS October 31, 2000
Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

-------------            ------------
U.S. GOVERNMENT SECTOR -- 7.0%
U.S. Treasury Bonds:
  6.375%, 8/15/27(1)
 ..............................................................
$14,000,000             $14,769,734
  STRIPS, 5.99%, 11/15/18(1)(2)
 ...................................................
1,100,000                 376,043
U.S. Treasury Nts.:
  5.25%, 5/15/04
 ..................................................................
2,000,000               1,960,692
  6.50%, 2/15/10
 ..................................................................
990,000               1,036,640

-----------
Total U.S. Government Sector (Cost
$17,712,549)
18,143,109

-----------




CONVERTIBLE SECTOR -- 2.3%
PREFERRED STOCKS --
2.1%                                                                      Shares

-------------
CGA Group Ltd., Series A(3)(4)
 ....................................................
48,419               1,210,475
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.
 .........................               4,000                 153,000
Dobson Communications Corp.:
  12.25% Sr. Exchangeable, Non-Vtg.(3)
 ............................................                 696
617,700
  13% Sr. Exchangeable, Non-Vtg.(3)
 ...............................................
363                 331,237
e.spire Communications, Inc., 12.75% Jr. Redeemable,
  Non-Vtg.(3)(4)
 ..................................................................
241                  41,874
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
  Non-Vtg.(4)(5)
 ..................................................................
4,000                  66,000
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable(3)
 .........................               4,000                 385,000
Intermedia Communications, Inc., 13.50% Exchangeable,
  Series B(3)
 .....................................................................
937                 798,792
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
  Exchangeable, Non-Vtg.(3)
 .......................................................
3,031                     379
Nextel Communications, Inc., 11.125% Exchangeable, Series E,
  Non-Vtg.(3)
 .....................................................................
404                 378,750
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
  Non-Vtg.(3)
 .....................................................................
25                 225,625
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(3)(4)
 ..................                 271                 215,784
Sovereign Real Estate Investment Trust,
  12% Non-Cum., Series A(6)
 .......................................................
5,750                 506,000
XO Communications, Inc.:
  13.50%, Series B(3)
 .............................................................
267                 200,918
  14% Cum. Sr. Exchangeable Redeemable(3)
 .........................................               9,832
400,654

-----------

5,532,188

-----------

Oppenheimer Multi-Sector Income Trust


Market Value

Units                 See Note 1

--------------           ------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.2%
Becker Gaming, Inc. Wts., Exp. 11/15/00(4)
 ........................................              25,000
$      --
CellNet Data Systems, Inc. Wts., Exp. 10/1/07(6)
 ..................................                 404                     252
CGA Group Ltd. Wts., Exp. 6/16/07(4)
 ..............................................
32,000                   9,600
Clearnet Communications, Inc. Wts., Exp. 9/15/05
 ..................................                 330                  10,826
Concentric Network Corp. Wts., Exp. 12/15/07(4)
 ...................................                 600                 258,225
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08
 ................................                 800                      --
e.spire Communications, Inc. Wts., Exp. 11/1/05(4)
 ................................                 700                   2,522
Equinix, Inc. Wts., Exp. 12/1/07(4)
 ...............................................
400                  60,050
FirstWorld Communications, Inc. Wts., Exp. 4/15/08(6)
 .............................                 500                   5,500
Gothic Energy Corp. Wts.:
  Exp. 1/23/03
 ....................................................................
6,053                      --
  Exp. 1/23/03(4)
 .................................................................
3,455                      35
  Exp. 9/1/04
 .....................................................................
10,150                      --
ICG Communications, Inc. Wts., Exp. 9/15/05
 .......................................               4,125
547
In-Flight Phone Corp. Wts., Exp. 8/31/02
 ..........................................
900                      --
Insilco Corp. Wts., Exp. 8/15/07(4)
 ...............................................
720                     720
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(4)
 ..................................                 920                   1,898
Leap Wireless International, Inc., Wts., Exp. 4/15/10(4)
 ..........................                 400                   4,450
Long Distance International, Inc. Wts., Exp. 4/13/08(4)
 ...........................                 400                      40
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(4)
 ...........................                 975                   5,058
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(4)
 .................................                 700                     394
Pathmark Stores, Inc. Wts., Exp. 9/19/10
 ..........................................               6,738
30,321
Protection One Alarm Monitoring, Inc. Wts., Exp. 6/30/05(4)
 .......................               6,400                     640
Republic Technologies International LLC Wts., Exp. 7/15/09(4)
 .....................                 200                       2
WAM!NET, Inc. Wts., Exp. 3/1/05(4)
 ................................................
1,500                  17,625

-----------

408,705

-----------
Total Convertible Sector (Cost
$7,035,644)
5,940,893

-----------


CORPORATE SECTOR -- 34.7%
COMMON STOCKS --
0.1%
Shares

--------------
Capital Gaming International, Inc.(5)
 .............................................
18                      --
OpTel, Inc., Non-Vtg.(4)(5)
 .......................................................
815                       8
Pathmark Stores, Inc.(5)
 ..........................................................
9,526                 149,439
Purina Mills, Inc.(5)
 .............................................................
2,094                  15,705
Star Gas Partners LP
 ..............................................................
220                   3,671
WRC Media Corp.(4)(5)
 .............................................................
676                       7

-----------

168,830

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
CORPORATE BONDS AND NOTES -- 33.5%
Aerospace/Defense -- 0.7%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts.,
11/1/08............................        $    500,000              $  492,500
Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed
  Nts., Series 1997-1, Cl. 1,
1/1/01(4)............................................
500,000                 485,000
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
  Series B,
9/30/08................................................................
800,000                 732,000
Loral Space & Communications Ltd., 9.50% Sr. Nts.,
1/15/06.........................             250,000                 187,500

-----------

1,897,000

-----------
Chemicals -- 1.2%
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts.,
11/1/07..........................             325,000                 320,125
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr.
  Unsec. Disc. Nts., 13.08%,
12/31/09(2)...........................................
1,150,000                 345,000
Lyondell Chemical Co.:
  9.625% Sr. Sec. Nts., Series A,
5/1/07...........................................
250,000                 243,125
  9.875% Sec. Nts., Series B,
5/1/07...............................................
500,000                 488,750
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts.,
6/15/07........................             400,000                 182,000
Polymer Group, Inc.:
  8.75% Sr. Sub. Nts.,
3/1/08(4)...................................................
500,000                 352,500
  9% Sr. Unsec. Sub. Nts., Series B,
7/1/07........................................
500,000                 357,500
Sterling Chemicals, Inc.:
  11.75% Sr. Unsec. Sub. Nts.,
8/15/06.............................................
350,000                 194,250
  12.375% Sr. Sec. Nts., Series B,
7/15/06.........................................
750,000                 723,750

-----------

3,207,000

-----------
Consumer Durables -- 0.2%
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts.,
  Series B,
5/15/08(4).............................................................
293,000                 273,955
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts.,
  Series B,
11/15/07...............................................................
400,000                 210,000
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts.,
6/1/08(4).....................             300,000                 100,500

-----------

584,455

-----------
Consumer Non-Durables -- 0.7%
AKI, Inc., 10.50% Sr. Unsec. Nts.,
7/1/08..........................................
600,000                 480,000
Consoltex Group, Inc., 11% Sr. Sub. Nts., Series B,
10/1/03........................             370,000                 264,550
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts.,
  Series B,
8/1/08(4)(7)...........................................................
400,000                  42,000
Revlon Consumer Products Corp., 9% Sr. Nts.,
11/1/06...............................             775,000
569,625

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
Consumer Non-Durables (continued)
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts.,
12/15/05................................            $400,000             $
390,000
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts.,
7/1/08(7)..................             400,000                  34,000

-----------

1,780,175

-----------
Energy -- 2.6%
Chesapeake Energy Corp., 9.625% Sr. Unsec. Nts., Series B,
5/1/05..................             550,000                 554,812
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts.,
11/15/07................             600,000                 424,500
Denbury Management, Inc., 9% Sr. Sub. Nts.,
3/1/08.................................             400,000
362,000
Frontier Oil Corp., 11.75% Sr. Nts.,
11/15/09......................................
600,000                 612,000
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B,
5/1/05...................             900,000                 949,500
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B,
2/15/08..................             380,000                 218,500
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B,
5/15/07.........................             790,000                 770,250
R&B Falcon Corp., 12.25% Sr. Unsec. Nts.,
3/15/06..................................             400,000
470,000
RAM Energy, Inc., 11.50% Sr. Unsec. Nts.,
2/15/08..................................             600,000
459,000
RBF Finance Co., 11% Sr. Sec. Nts.,
3/15/06........................................
500,000                 571,250
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
  11.75% First Mtg. Nts., Series B,
11/15/03.......................................
200,000                 202,500
Stone Energy Corp., 8.75% Sr. Sub. Nts.,
9/15/07...................................             535,000
529,650
Universal Compression Holdings, Inc., 0%/9.875%
  Sr. Disc. Nts.,
2/15/08(8).......................................................
700,000                 570,500

-----------

6,694,462

-----------
Financial -- 0.6%
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A,
3/15/05..........................             400,000                 218,000
General Motors Acceptance Corp., 6.875% Nts., Series EC,
9/9/04[GBP]...............             245,000                 357,668
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts.,
3/1/07............................             250,000                 267,500
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts.,
  Series B,
4/1/08.................................................................
700,000                 603,750

-----------

1,446,918

-----------
Food & Drug -- 0.5%
Family Restaurants, Inc., 9.75% Sr. Nts.,
2/1/02...................................             300,000
67,500
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B,
7/31/07.......................             600,000                 453,000
Pantry, Inc. (The), 10.25% Sr. Sub. Nts.,
10/15/07.................................             775,000
716,875

-----------

1,237,375

-----------
Food/Tobacco -- 0.5%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B,
7/1/08..........................             300,000                 229,500
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts.,
  Series B,
12/15/07(4)(8).........................................................
327,000                 245,250
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B,
2/1/05........................             650,000                 542,750
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts.,
2/15/08.......................             400,000                 362,000

-----------

1,379,500

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
        Forest Products/Containers -- 1.2% Ball Corp.:
  7.75% Sr. Unsec. Nts.,
8/1/06....................................................
$300,000             $   287,250
  8.25% Sr. Unsec. Sub. Nts.,
8/1/08...............................................
400,000                 376,000
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B,
6/15/07..................             100,000                  63,500
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts.,
4/1/09....................             300,000                 307,500
Riverwood International Corp.:
  10.25% Sr. Nts.,
4/1/06..........................................................
600,000                 588,000
  10.625% Sr. Unsec. Nts.,
8/1/07..................................................
450,000                 443,250
  10.875% Sr. Sub. Nts.,
4/1/08....................................................
400,000                 363,000
SD Warren Co., 14% Unsec. Nts.,
12/15/06(3)........................................
556,199                 610,428

-----------

3,038,928

-----------
Gaming/Leisure -- 1.7%
Capital Gaming International, Inc., 11.50% Promissory Nts.,

8/1/1995(4)(5)(7)................................................................
5,500                      --
Capstar Hotel Co., 8.75% Sr. Sub. Nts.,
8/15/07....................................             435,000
406,181
HMH Properties, Inc., 8.45% Sr. Nts., Series C,
12/1/08............................             500,000                 477,500
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts.,
6/15/07................................             700,000
704,375
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts.,
  Series B,
8/1/07.................................................................
750,000                 770,625
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts.,

1/1/09..........................................................................
500,000                 490,000
Premier Parks, Inc.:
  0%/10% Sr. Disc. Nts.,
4/1/08(8).................................................
500,000                 331,250
  9.25% Sr. Nts.,
4/1/06...........................................................
300,000                 277,500
Six Flags Entertainment Corp., 8.875% Sr. Nts.,
4/1/06.............................             440,000                 407,000
Station Casinos, Inc.:
  9.75% Sr. Sub. Nts.,
4/15/07.....................................................
300,000                 301,500
  10.125% Sr. Sub. Nts.,
3/15/06...................................................
200,000                 202,000

-----------

4,367,931

-----------
Healthcare -- 1.0%
Fresenius Medical Care Capital Trust II, 7.875% Nts.,
2/1/08(4)....................             600,000                 559,500
ICN Pharmaceutical, Inc., 9.75% Sr. Nts.,
11/15/08(6)..............................             415,000
413,962
Magellan Health Services, Inc., 9% Sr. Sub. Nts.,
2/15/08..........................             550,000                 363,000
Oxford Health Plans, Inc., 11% Sr. Unsec. Nts.,
5/15/05............................             250,000                 273,750
Tenet Healthcare Corp.:
  8.125% Sr. Unsec. Sub. Nts., Series B,
12/1/08...................................             250,000
242,187
  8.625% Sr. Sub. Nts.,
1/15/07....................................................
750,000                 750,000

-----------

2,602,399

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
Housing -- 0.6%
Building Materials Corp. of America, 8.625% Sr. Nts.,
  Series B,
12/15/06...............................................................
$    250,000             $    76,250
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10....................................             625,000
591,406
Nortek, Inc.:
  9.125% Sr. Unsec. Nts., Series B,
9/1/07.........................................
420,000                 378,000
  9.25% Sr. Nts., Series B,
3/15/07................................................
600,000                 537,000

-----------

1,582,656

-----------
Information Technology -- 1.7%
Details, Inc., 10% Sr. Sub. Nts., Series B,
11/15/05...............................             400,000
389,500
EchoStar Broadband Corp., 10.375% Sr. Nts.,
10/1/07(6).............................           3,000,000
3,022,500
Fairchild Semiconductor International, Inc., 10.375%
  Sr. Unsec. Nts.,
10/1/07.........................................................
500,000                 492,500
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts.,
2/1/08.............             185,000                 169,737
Flextronics International Ltd., 9.875% Sr. Sub. Nts.,
7/1/10(6)....................             400,000                 406,000

-----------

4,480,237

-----------
Manufacturing -- 1.7%
Actuant Corp., 13% Sr. Sub. Nts.,
5/1/09(4)........................................
300,000                 295,500
Blount, Inc., 13% Sr. Sub. Nts.,
8/1/09............................................
400,000                 340,000
Burke Industries, Inc., 10% Sr. Sub. Nts.,
8/15/07.................................             700,000
227,500
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts.,
3/1/08.................             350,000                 252,000
Grove Worldwide LLC, 9.25% Sr. Sub. Nts.,
5/1/08...................................             700,000
98,000
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
8/1/07.................             600,000                 450,000
Insilco Corp., 12% Sr. Sub. Nts.,
8/15/07..........................................
800,000                 788,000
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B,
6/1/05.............             700,000                 696,500
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts.,
7/1/08.........................             280,000                  77,000
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B,

6/15/07..........................................................................
500,000                 447,500
Terex Corp., 8.875% Sr. Unsec. Sub. Nts.,
4/1/08(4)................................             100,000
88,500
Unifrax Investment Corp., 10.50% Sr. Nts.,
11/1/03(1)(4)...........................             525,000
494,813

-----------

4,255,313

-----------
Media/Entertainment: Broadcasting -- 1.0%
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B,
6/15/07..............             700,000                 715,750
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts.,
7/1/08..........................             500,000                 402,500
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts.,
  Series B,
3/15/09................................................................
600,000                 558,000
Radio One, Inc., 12% Sr. Sub. Nts., Series B,
5/15/04(9)...........................             700,000                 728,000
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs.,
6/15/07............................             300,000                 271,500

-----------

2,675,750

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
Media/Entertainment: Cable/Wireless Video -- 1.3%
Adelphia Communications Corp.:
  8.125% Sr. Nts., Series B,
7/15/03...............................................
$250,000             $   228,750
  8.375% Sr. Nts., Series B,
2/1/08................................................
100,000                  82,500
  9.875% Sr. Nts., Series B,
3/1/07................................................
565,000                 511,325
  10.875% Sr. Unsec. Nts.,
10/1/10.................................................
500,000                 470,000
Charter Communications Holdings LLC/Charter Communications
  Holdings Capital Corp.:
  0%/9.92% Sr. Unsec. Disc. Nts.,
4/1/11(8)........................................
850,000                 496,188
  8.625% Sr. Unsec. Nts.,
4/1/09...................................................
500,000                 452,500
Classic Cable, Inc., 10.50% Sr. Sub. Nts.,
3/1/10..................................             300,000
249,000
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts.,
2/1/09.................................             500,000
493,750
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
  Series B,
2/15/08(8).............................................................
600,000                 369,000

-----------

3,353,013

-----------
Media/Entertainment: Diversified Media -- 0.6%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts.,
2/1/11........................             500,000                 237,500
Lamar Advertising Co., 8.625% Sr. Sub. Nts.,
9/15/07...............................             500,000
492,500
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B,
12/15/08(4)...............             325,000                 242,125
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
  12.75% Sr. Sub. Nts.,
11/15/09...................................................
500,000                 442,500

-----------

1,414,625

-----------
Media/Entertainment: Telecommunications -- 4.1%
Colo.com, Units (each unit consists of $1,000 principal amount of
  13.875% sr. nts., 3/15/10 and one warrant to purchase 19.9718 shares of common stock at $.01 per
share)(6)(10).................................
300,000                 226,500
Concentric Network Corp., 12.75% Sr. Unsec. Nts.,
12/15/07.........................             495,000                 470,250
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts.,

3/15/08(8).......................................................................
300,000                  85,500
Equinix, Inc., 13% Sr. Unsec. Nts.,
12/1/07........................................
400,000                 320,000
Exodus Communications, Inc., 11.25% Sr. Nts.,
7/1/08...............................             765,000                 715,275
Focal Communications Corp.:
  0%/12.125% Sr. Unsec. Disc. Nts.,
2/15/08(8).....................................
100,000                  50,500
  11.875% Sr. Unsec. Nts., Series B,
1/15/10.......................................
600,000                 465,000
Global Crossing Holdings Ltd., 9.625% Sr. Unsec. Nts.,
5/15/08.....................             400,000                 384,000
Intermedia Communications, Inc.:
  0%/12.25% Sr. Disc. Nts., Series B,
3/1/09(8)....................................
500,000                 322,500
  8.50% Sr. Nts., Series B,
1/15/08................................................
500,000                 472,500
  8.60% Sr. Unsec. Nts., Series B,
6/1/08..........................................
300,000                 284,250

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------

Media/Entertainment: Telecommunications (continued)
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts.,

2/15/08(8).......................................................................
$  700,000             $    73,500
Level 3 Communications, Inc.:
  0%/10.50% Sr. Disc. Nts.,
12/1/08(8).............................................
250,000                 136,250
  9.125% Sr. Unsec. Nts.,
5/1/08...................................................
250,000                 203,125
  11% Sr. Unsec. Nts.,
3/15/08.....................................................
250,000                 226,250
  11.25% Sr. Unsec. Nts.,
3/15/10..................................................
500,000                 452,500
Metromedia Fiber Network, Inc.:
  10% Sr. Nts.,
12/15/09...........................................................
250,000                 223,125
  10% Sr. Unsec. Nts., Series B,
11/15/08..........................................
600,000                 534,000
MGC Communications, Inc./Mpower Holding Corp.,
  13% Sr. Unsec. Nts.,
4/1/10......................................................
600,000                 339,000
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10.......................             300,000                 280,500
OpTel, Inc., 13% Sr. Nts., Series B,
2/15/05(4)(7).................................
250,000                 156,250
PSINet, Inc.:
  10% Sr. Unsec. Nts., Series B,
2/15/05...........................................
400,000                 193,000
  10.50% Sr. Nts., 12/1/06(6)
[EUR]................................................
500,000                 226,733
RCN Corp., 10.125% Sr. Unsec. Nts.,
1/15/10........................................
250,000                 171,250
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts.,
  Series B,
2/15/10................................................................
400,000                 194,000
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07...........................................
200,000                  87,000
Time Warner Telecom LLC, 9.75% Sr. Nts.,
7/15/08...................................             500,000
445,000
Viatel, Inc., 11.25% Sr. Sec. Nts.,
4/15/08........................................
195,000                  98,475
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B,
3/1/05(8)................             750,000                 341,250
Williams Communications Group, Inc., 11.875% Sr. Unsec. Nts.,

8/1/10(6)........................................................................
1,000,000                 892,500
Winstar Communications, Inc., 12.75% Sr. Nts.,
4/15/10(6)..........................             300,000                 213,000
XO Communications, Inc.:
  9% Sr. Unsec. Nts.,
3/15/08......................................................
250,000                 203,750
  9.625% Sr. Nts.,
10/1/07.........................................................
300,000                 253,500
  10.75% Sr. Unsec. Nts.,
11/15/08.................................................
450,000                 396,000
  10.75% Sr. Unsec. Nts.,
6/1/09...................................................
500,000                 441,250

-----------

10,577,483

-----------
Media/Entertainment: Wireless Communications -- 5.4%
Arch Communications, Inc., 12.75% Sr. Nts.,
7/1/07.................................             100,000
54,500
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts.,

10/1/07(4)(5)(7)(8)..............................................................
554,000                   3,463
CFW Communications Co., Units (each unit consists of $1,000
  principal amount of 13% sr. nts., 8/15/10 and one warrant to purchase 1.8 shares of common stock at $47.58 per
share)(8)(10)..................             500,000                 417,500

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
Media/Entertainment: Wireless Communications (continued)
Crown Castle International Corp.:
  0%/10.375% Sr. Disc. Nts.,
5/15/11(8)............................................          $
550,000              $  353,375
  0%/10.625% Sr. Unsec. Disc. Nts.,
11/15/07(8)....................................
800,000                 612,000
  10.75% Sr. Nts.,
8/1/11..........................................................
450,000                 463,500
Exodus Communications, Inc., 11.625% Sr. Nts.,
7/15/10(6)..........................           1,250,000               1,162,500
Globix Corp., 12.50% Sr. Unsec. Nts.,
2/1/10.......................................
600,000                 333,000
Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 10/1/10 and one warrant to purchase 12.9 shares of Cl. A common stock at
  $5.88 per
share)(6)(8)(10).......................................................
1,000,000                 480,000
ICO Global Communications (Holdings) Ltd., Units (each unit
  consists of $1,000 principal amount of 15% sr. nts., 8/1/05 and one warrant to purchase 19.85 shares of common
stock)(4)(5)(7)(10)...................             400,000
240,000
Leap Wireless International, Inc., 12.50% Sr. Nts.,
4/15/10........................             400,000                 294,000
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts.,

6/1/06(8)........................................................................
205,000                 167,075
Nextel Communications, Inc.:
  0%/9.75% Sr. Disc. Nts.,
10/31/07(8).............................................
250,000                 191,875
  0%/10.65% Sr. Disc. Nts.,
9/15/07(8).............................................
250,000                 201,875
  9.375% Sr. Unsec. Nts.,
11/15/09.................................................
750,000                 725,625
Omnipoint Corp., 11.50% Sr. Nts.,
9/15/09(6).......................................
200,000                 222,750
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts.,

8/15/04(4)(7)....................................................................
175,000                  27,125
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts.,
1/15/07(4)(8)...............           1,150,000                 287,500
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
3/15/08(8)..................             900,000                 517,500
Price Communications Wireless, Inc., 11.75% Sr. Sub. Nts.,
7/15/07.................             100,000                 107,000
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B,
5/15/08......................             700,000                 640,500
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts.,
3/1/08(8)..................           1,300,000                 968,500
Spectrasite Holdings, Inc.:
  0%/12% Sr. Disc. Nts.,
7/15/08(8)................................................
600,000                 394,500
  10.75% Sr. Nts.,
3/15/10(8)......................................................
250,000                 231,250
TeleCorp PCS, Inc.:
  0%/11.625% Sr. Unsec. Sub. Disc. Nts.,
4/15/09(8)................................             200,000
130,000
  10.625% Sr. Unsec. Sub. Nts.,
7/15/10............................................
800,000                 802,000
Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts.,
5/15/09(8).................             400,000                 261,000
Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts.,
5/1/08(8).....................             250,000                 190,625
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B,

11/1/09(8).......................................................................
1,200,000                 591,000

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
Media/Entertainment: Wireless Communications (continued)
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts.,
11/15/09......................          $2,611,885             $ 2,807,776
Williams Communications Group, Inc., 10.875% Sr. Unsec. Nts.,

10/1/09..........................................................................
100,000                  84,750

-----------

13,964,064

-----------
Metals/Minerals -- 1.1% AK Steel Corp.:
  7.875% Sr. Unsec. Nts.,
2/15/09..................................................
500,000                 455,000
  9.125% Sr. Nts.,
12/15/06........................................................
400,000                 394,000
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B,
5/15/08..................             800,000                 616,000
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts.,
2/1/03.....................             500,000                 377,500
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts.,
7/15/08(8).....................             500,000                 130,000
Metallurg, Inc., 11% Sr. Nts.,
12/1/07.............................................
200,000                 160,000
National Steel Corp., 9.875% First Mtg. Bonds, Series D,
3/1/09....................             250,000                 108,750
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B,
5/15/08...................             600,000                 586,500
Republic Technologies International LLC/RTI Capital Corp., 13.75%
  Sr. Sec. Nts.,
7/15/09...........................................................
200,000                  31,250

-----------

2,859,000

-----------
Retail -- 0.5%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
5/1/08(3)..........................           1,000,000                 507,500
Finlay Enterprises, Inc., 9% Debs.,
5/1/08.........................................
500,000                 452,500
Finlay Fine Jewelry Corp., 8.375% Sr. Nts.,
5/1/08.................................             300,000
274,500

-----------

1,234,500

-----------
Service -- 1.0%
Allied Waste North America, Inc.:
  7.625% Sr. Nts., Series B,
1/1/06................................................
250,000                 223,750
  7.875% Sr. Unsec. Nts., Series B,
1/1/09.........................................
200,000                 173,500
  10% Sr. Unsec. Sub. Nts., Series B,
8/1/09.......................................
600,000                 516,000
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts.,
3/15/08(4)(8).........................             150,000
11,438
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts.,
3/15/08(4)................................             400,000
142,500
Comforce Operating, Inc., 12% Sr. Nts., Series B,
12/1/07(4).......................             200,000                  90,000
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
3/1/07.........................................
600,000                 462,000
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts.,
2/15/09....................             250,000                 228,750
Protection One, Inc., 7.375% Sr. Unsec. Nts.,
8/15/05..............................             600,000                 417,000
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts.,
5/15/09(4)(7)...........................              50,000
750
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B,
1/15/09................             500,000                 412,500

-----------

2,678,188

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
Transportation -- 2.8%
America West Airlines, Inc., 10.75% Sr. Nts.,
9/1/05...............................          $1,000,000             $   965,000
Amtran, Inc., 10.50% Sr. Nts.,
8/1/04..............................................
1,450,000               1,330,375
Atlas Air, Inc.:
  9.25% Sr. Nts.,
4/15/08..........................................................
675,000                 666,563
  9.375% Sr. Unsec. Nts.,
11/15/06.................................................
800,000                 788,000
Budget Group, Inc., 9.125% Sr. Unsec. Nts.,
4/1/06.................................             600,000
225,000
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts.,

8/15/08..........................................................................
610,000                 613,050
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,

6/30/07(8).......................................................................
750,000                 356,250
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D,

6/15/07..........................................................................
600,000                 477,000
Sea Containers Ltd., 7.875% Sr. Nts.,
2/15/08......................................
500,000                 337,500
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts.,
12/15/04.........................             600,000                 399,000
Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts.,
  Series B,
12/15/03...............................................................
1,000,000                 995,000

-----------

7,152,738

-----------
Utility -- 0.8%
Azurix Corp., 10.75% Sr. Unsec. Nts., Series B,
2/15/10............................             300,000                 277,500
CMS Energy Corp., 9.875% Sr. Unsec. Nts.,
10/15/07.................................             800,000
808,374
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E,
5/1/11.................             470,000                 496,115
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds,
  Series B,
12/30/11...............................................................
500,000                 451,965

-----------

2,033,954

-----------

86,497,664

-----------
LOAN PARTICIPATIONS -- 0.8%
Shoshone Partners Loan Trust Sr. Nts., 8.461%, 4/28/02
  (representing a basket of reference loans and a total return swap between Chase Manhattan Bank and the
Trust)(4)(9)...........................           2,500,000
1,957,402

-----------



STRUCTURED INSTRUMENTS -- 0.3%
Alpha Wind 2000-A Ltd. Nts.:
  11.25%,
5/23/01(4)(9)............................................................
250,000                 250,000
  13.69%,
5/23/01(4)(9)............................................................
400,000                 400,000

-----------

650,000

-----------
Total Corporate Sector (Cost
$104,136,358)
89,273,896

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
INTERNATIONAL SECTOR -- 28.0%
CORPORATE BONDS AND NOTES -- 7.2%
Energy -- 0.6%
Gulf Canada Resources Ltd., 8.375% Sr. Nts.,
11/15/05..............................      $    1,000,000
$1,020,000
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts.,
6/1/08..................................             700,000
598,500

-----------

1,618,500

-----------
Financial -- 0.6%
Bakrie Investindo, Zero Coupon Promissory Nts.,
  3/16/1999(4)(5)(7)
[IDR].........................................................
3,160,000,000                  50,641
Eurofima, 7.50% Sr. Unsec. Unsub. Nts.,
11/4/02[DEM]...............................             770,000
346,693
Hanvit Bank:
  0%/12.75% Unsec. Sub. Nts.,
3/1/10(6)(8).........................................
765,000                 747,787
  0%/12.75% Unsec. Sub. Nts.,
3/1/10(8)............................................
405,000                 395,887
PT Polysindo Eka Perkasa:
  20% Nts., 3/6/01(5)(7)
[IDR].....................................................
3,000,000,000                  41,667
  24% Nts., 6/19/03(5)(7)
[IDR]....................................................
1,314,400,000                  18,256

-----------

1,600,931

-----------
Food/Tobacco -- 0.2%
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts.,

11/15/07.........................................................................
565,000                 411,037

-----------
Forest Products/Containers -- 0.4%
Doman Industries Ltd., 8.75% Sr. Nts.,
3/15/04.....................................             750,000
444,375
Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec. Nts.,

4/15/05..........................................................................
600,000                 619,500

-----------

1,063,875

-----------
Gaming/Leisure -- 0.3%
Intrawest Corp., 9.75% Sr. Nts.,
8/15/08...........................................
800,000                 784,000

-----------
Media/Entertainment: Cable/Wireless Video -- 2.3%
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts.,

12/15/05(8)......................................................................
1,600,000               1,496,000
Diamond Holdings plc, 9.125% Sr. Nts.,
2/1/08(4)...................................             200,000
175,000
NTL Communications Corp.:
  0%/9.78% Sr. Nts., 11/15/09(6)(8)
[EUR]..........................................
750,000                 321,029
  0%/12.375% Sr. Unsec. Nts., Series B,
10/1/08(8).................................           1,500,000
885,000
  9.875% Sr. Unsec. Nts., Series B,
11/15/09[EUR]..................................
500,000                 355,992
  11.50% Sr. Unsec. Nts., Series B,
10/1/08........................................
500,000                 460,000
NTL, Inc., 10% Sr. Nts., Series B,
2/15/07.........................................
550,000                 486,750

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
Media/Entertainment: Cable/Wireless Video (continued)
Telewest Communications plc:
  0%/9.25% Sr. Disc. Nts.,
4/15/09(8)..............................................        $
250,000              $  113,125
  0%/9.875% Sr. Nts., 4/15/09(6)(8)
[GBP]..........................................
450,000                 280,981
  11% Sr. Disc. Debs.,
10/1/07.....................................................
500,000                 437,500
  11.25% Sr. Nts.,
11/1/08.........................................................
1,035,000                 905,625

-----------

5,917,002

-----------
Media/Entertainment: Diversified Media -- 0.4%
Imax Corp., 7.875% Sr. Nts.,
12/1/05(4)............................................
700,000                 395,500
IPC Magazines Group plc, 0%/10.75% Bonds, 3/15/08(4)(8)
[GBP]......................             800,000                 714,433

-----------

1,109,933

-----------
Media/Entertainment: Telecommunications -- 1.8%
360networks, Inc.:
  12% Sr. Unsec. Sub. Nts.,
8/1/09.................................................
200,000                 159,000
  13% Sr. Unsec. Nts.,
5/1/08[EUR].................................................
600,000                 415,748
COLT Telecom Group plc, 0%/12% Sr. Unsec. Disc. Nts.,

12/15/06(8)......................................................................
1,000,000                 910,000
FLAG Telecom Holdings Ltd.:
  11.625% Sr. Nts., 3/30/10(4)
[EUR]...............................................
200,000                 139,854
  11.625% Sr. Unsec. Nts.,
3/30/10.................................................
200,000                 169,000
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds,
12/1/06[EUR]....................             500,000                 209,781
Jazztel plc, 13.25% Sr. Unsec. Nts.,
12/15/09[EUR].................................
1,250,000                 715,163
RSL Communications plc:
  10.50% Sr. Unsec. Nts.,
11/5/08..................................................
500,000                  91,250
  12.875% Sr. Unsec. Nts.,
3/1/10..................................................
1,000,000                 205,000
Tele1 Europe BV, 11.875% Sr. Nts.,
12/1/09[EUR]....................................
425,000                 300,792
United Pan-Europe Communications NV:
  0%/13.75% Sr. Unsec. Disc. Nts., Series B,
2/1/10(8).............................           1,000,000
375,000
  10.875% Sr. Nts.,
8/1/09[EUR]....................................................
750,000                 483,132
Versatel Telecom International NV:
  11.25% Sr. Nts., 3/30/10(6)
[EUR]................................................
400,000                 246,652
  11.875% Sr. Nts.,
7/15/09[EUR]...................................................
250,000                 158,925

-----------

4,579,297

-----------
Media/Entertainment: Wireless Communications -- 0.2%
Microcell Telecommunications, Inc., 0%/12% Sr. Unsec. Disc. Nts.,

6/1/09(8)........................................................................
750,000                 532,500

-----------
Metals/Minerals -- 0.1%
International Utility Structures, Inc., 10.75% Sr. Sub. Nts.,
2/1/08(4)............             200,000                 145,000

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
Service -- 0.1%
Petroleos Mexicanos Bonds, 9.50%,
9/15/27..........................................          $
157,000             $   159,355

-----------
Transportation -- 0.0%
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts.,
12/31/07(4)...................             122,176                  61,088

-----------
Utility -- 0.2%
AES Drax Energy Ltd., 11.50% Sr. Sec. Bonds,
8/30/10(6)............................             600,000
633,000

-----------

18,615,518

-----------



Shares

--------------
PREFERRED STOCKS -- 0.0%
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series
A(3)(5)..................              16,406                  90,233

-----------




COMMON STOCKS -- 0.4%
COLT Telecom Group plc,
ADR(5).....................................................
7,020                 916,988

-----------



Units

--------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.1%
Mexico Value Rts., Exp.
6/30/03....................................................
779,000                      --
Microcell Telecommunications, Inc. Wts., Exp.
6/1/06(6)............................               2,800                 161,876

-----------

161,876

-----------



Principal
FOREIGN GOVERNMENT OBLIGATIONS --
18.0%                                                     Amount

--------------
Argentina -- 1.3%
Argentina (Republic of) Bonds:
  11.375%,
3/15/10.................................................................
$  545,000                 456,437
  11.75%,
6/15/15..................................................................
305,000                 260,165
  12.125%,
2/25/19.................................................................
165,000                 141,075
Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas:
  Series PRO1, 2.735%, 4/1/07(9)
[ARP].............................................
2,596,987               1,763,034
  Series PRO2, 6.62%,
4/1/07(3)(9).................................................
227,796                 183,327
Argentina (Republic of) Par Bonds, 6%,
3/31/23(9)..................................             205,000
134,787
Argentina (Republic of) Unsec. Unsub. Nts., 11.75%,
4/7/09.........................             390,000                 341,250
Buenos Aires (Province of) Bonds, Bonos de Consolidacion
  de Deudas, Series PBA1, 2.735%, 4/1/07(9)
[ARP]..................................             134,450
87,475

-----------

3,367,550

-----------
Belgium -- 0.9%
Belgium (Kingdom of) Bonds, Series 35, 5.75%,
9/28/10[EUR].........................           2,800,000               2,401,759

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
Brazil -- 1.6%
Brazil (Federal Republic of) Bonds:
  12.25%,
3/6/30...................................................................
$    285,000              $  248,805
  12.75%,
1/15/20..................................................................
280,000                 258,300
Brazil (Federal Republic of) Debt Capitalization Bonds,
  8%,
4/15/14......................................................................
123,141                  91,894
Brazil (Federal Republic of) Eligible Interest Bonds,
  7.625%,
4/15/06(9)...............................................................
274,560                 250,536
Brazil (Federal Republic of) Gtd. Disc. Bonds, 7.625%,
4/15/24(9)..................             515,000                 395,262
Brazil (Federal Republic of) Par Bonds, 6%,
4/15/24(9).............................             595,000
388,981
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%,
8/17/40.....................           2,081,400               1,587,068
Brazil (Federal Republic of) Unsub. Bonds, 14.50%,
10/15/09........................             705,000                 751,883

-----------

3,972,729

-----------
Bulgaria -- 0.2%
Bulgaria (Republic of) Disc. Bonds, Tranche A, 7.75%,
7/28/24(9)...................             510,000                 383,775
Bulgaria (Republic of) Front-Loaded Interest Reduction
  Bearer Bonds, Tranche A, 3%, 7/28/12
(9).........................................             145,000
104,219

-----------

487,994

-----------
Canada -- 0.4%
Canada (Government of) Bonds, Series J24, 10.25%,
2/1/04[CAD]......................           1,500,000               1,106,953

-----------
Colombia -- 0.3%
Colombia (Republic of) Bonds, 9.75%,
4/23/09.......................................
93,000                  74,633
Colombia (Republic of) Unsec. Unsub. Bonds, 7.625%,
2/15/07........................             430,000                 326,263
Financiera Energetica Nacional SA Nts., 9.375%,
6/15/06(4).........................             570,000                 451,725

-----------

852,621

-----------
Ecuador -- 0.3%
Ecuador (Republic of) Bonds, 4%,
8/15/30(6)(9).....................................
802,000                 305,161
Ecuador (Republic of) Unsec. Bonds:
  4%,
8/15/30(9)...................................................................
778,000                 296,029
  12%,
11/15/12(6).................................................................
105,000                  71,400
  12%,
11/15/12....................................................................
75,000                  51,000

-----------

723,590

-----------
Finland -- 0.9%
Finland (Republic of) Bonds, 5.75%,
2/23/11[EUR]...................................
2,700,000               2,342,003

-----------
France -- 0.6%
France (Government of) Bonds, Obligations Assimilables du Tresor,
  5.50%,
4/25/07[EUR]..............................................................
1,750,000               1,505,683

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
Germany -- 0.4%
Germany (Republic of) Bonds:
  5.375%,
1/4/10[EUR]..............................................................
1,130,000             $   968,515
  Series 95, 6.50%,
10/14/05[EUR]..................................................
799                     717

-----------

969,232

-----------
Great Britain -- 1.4%
United Kingdom Treasury Bonds, 8%,
6/10/03[GBP]....................................
2,300,000               3,516,841

-----------
Greece -- 0.2%
Hellenic (Republic of) Bonds, 8.60%,
3/26/08[GRD]..................................
207,200,000                 597,687

-----------
Italy -- 1.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
  5.25%,
12/15/05[EUR].............................................................
300,000                 253,339
  5.50%,
11/1/10[EUR]..............................................................
2,800,000               2,370,195

-----------

2,623,534

-----------
Ivory Coast -- 0.0%
Ivory Coast (Government of) Past Due Interest Bonds,
  Series F, 1.90%, 3/29/18(7)
[FRF]................................................
4,569,500                  84,877

-----------
Japan -- 1.7%
Japan (Government of) Bonds, Series 187, 3.30%,
6/20/06[JPY].......................         429,000,000               4,338,326

-----------
Mexico -- 0.7%
United Mexican States Bonds, 11.375%,
9/15/16......................................           1,520,000
1,725,200

-----------
Norway -- 0.5%
Norway (Government of) Bonds, 5.50%,
5/15/09[NOK]..................................          11,970,000
1,214,915

-----------
Panama -- 0.2%
Panama (Republic of) Bonds, 8.875%,
9/30/27........................................
347,000                 293,215
Panama (Republic of) Interest Reduction Bonds, 4.50%,
7/17/14(9)...................             265,000                 210,675

-----------

503,890

-----------
Peru -- 0.6%
Peru (Republic of) Front-Loaded Interest Reduction Bonds,
  3.75%,
3/7/17(9).................................................................
3,090,000               1,645,425

-----------
Philippines -- 0.2%
Philippines (Republic of) Nts., 10.625%,
3/16/25...................................             470,000
359,550
Philippines (Republic of) Unsec. Bonds, 9.875%,
1/15/19............................              85,000                  63,538

-----------

423,088

-----------

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
Portugal -- 0.1%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsub. Nts.,
  5.85%,
5/20/10[EUR]..............................................................
305,000             $   263,314

-----------
Russia -- 2.6%
Russian Federation Sr. Unsec. Unsub. Nts., 11.75%,
6/10/03.........................             300,000                 287,156
Russian Federation Unsec. Unsub. Nts.:
  8.75%,
7/24/05...................................................................
1,134,000                 893,025
  10%,
6/26/07.....................................................................
160,000                 120,200
  12.75%,
6/24/28..................................................................
3,269,000               2,754,133
Russian Federation Unsub. Nts.:
  2.50%,
3/31/30(9)................................................................
7,028,750               2,655,550
  8.25%,
3/31/10(4)................................................................
110,731                  71,283

-----------

6,781,347

-----------
South Africa -- 0.4%
South Africa (Republic of) Bonds, Series 153, 13%,
8/31/10[ZAR]....................           7,860,000                 998,441

-----------
Spain -- 0.3%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado,
  5.15%,
7/30/09[EUR]..............................................................
815,000                 675,127

-----------
Turkey -- 0.1%
Turkey (Republic of) Bonds, 11.75%,
6/15/10........................................
254,000                 246,221

-----------
Venezuela -- 1.1%
Venezuela (Republic of) Bonds, 9.25%,
9/15/27(11)..................................
737,000                 488,263
Venezuela (Republic of) Collateralized Par Bonds:
  Series W-A, 6.75%,
3/31/20.......................................................
1,310,000                 975,950
  Series W-B, 6.75%,
3/31/20.......................................................
125,000                  93,125
Venezuela (Republic of) Debs., Series DL, 7.875%,
12/18/07(9)......................           1,590,719               1,334,216

-----------

2,891,554

-----------

46,259,901

-----------
LOAN PARTICIPATIONS -- 0.4%
Algeria (Republic of) Trust III Nts., Tranche 3, 2.387%, 3/4/10(4)(9)
[JPY]........         129,496,000                 800,529
Morocco (Kingdom of) Loan Participation Agreement,
  Tranche A, 7.75%,
1/1/09(4)(9)...................................................
363,611                 317,251

-----------

1,117,780

-----------

Oppenheimer Multi-Sector Income Trust


Principal            Market Value

Amount              See Note 1

--------------         ------------
STRUCTURED INSTRUMENTS -- 1.9%
Citibank NA (Nassau Branch), Mexican Nuevo Peso Linked Nts.:
  18.70%,
3/3/03[MXN]..............................................................
6,658,621             $ 662,209
  19.75%,
6/27/02[MXN].............................................................
3,600,000               374,727
  20.90%,
6/23/03[MXN].............................................................
3,540,000               368,740
  21.20%,
6/16/03[MXN].............................................................
7,038,000               735,900
  21.30%,
6/23/03[MXN].............................................................
1,775,000               186,059
Deutsche Bank AG, Mexican Nuevo Peso Linked Nts., Zero Coupon,
  16.38%, 6/20/03(2)
[MXN].........................................................
8,452,927               582,639
ING Barings LLC, Zero Coupon USD Russian Equity Linked Nts.,

4/19/01..........................................................................
3,400               249,764
Salomon Brothers, Inc., Zero Coupon Brazilian Eligible Interest
  Linked Nts., 11.24%,
4/9/01(9)...................................................
1,380,000             1,075,986
Salomon Smith Barney, Inc. Turkish Lira Linked Nts., 11%,
1/17/01..................               768,000               781,455

----------

5,017,479

----------


                                                                            Date
Strike          Contracts
                                                              ---------
---------        ---------
CALL OPTIONS PURCHASED -- 0.0%
European Monetary Unit Call................................
12/5/00            0.937EUR      2,809,500                 2,666
South Korean Won Call......................................   11/28/00
100.00KRW        740,000                   296

----------

2,962

----------
Total International Sector (Cost
$78,885,491)
72,182,737

----------


Principal

Amount

--------------
        ASSET-BACKED SECTOR -- 18.8% ASSET-BACKED SECURITIES -- 0.8% Home Equity
Loans -- 0.8%
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust,
  Home Equity Loan Pass-Through Certificates, Series 2000-LB1,
  Cl. M2F, 8.70%,
3/21/29..........................................................
$1,000,000              1,015,625
Principal Residential Mortgage Capital Trust, Collateralized Mtg.
  Obligations, Series 2000-1, Cl. B, 8.27%,
6/20/05(4)(9)..........................            1,000,000
1,000,000

-----------

2,015,625

-----------
GOVERNMENT  AGENCY  -- 16.1%  FHLMC/FNMA/Sponsored  -- 15.6%  Federal  Home Loan
Mortgage Corp.:
  8%,
11/15/30(12).................................................................
3,500,000              3,547,040
  12%,
5/1/10-10/1/14..............................................................
671,346                737,333

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
FHLMC/FNMA/Sponsored (continued)
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
  Gtd. Multiclass Mtg. Participation Certificates, Series 1331, Cl. Z,
  8%,
4/15/07......................................................................
$ 2,747,594             $ 2,781,940
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
  Investment Conduit Pass-Through Certificates, Series 2054, Cl. TE,
  6.25%,
4/15/24...................................................................
534,000                 506,964
Federal Home Loan Mortgage Corp., Interest-Only Stripped
  Mtg.-Backed Security:
  Series 194, Cl. IO, 9.41%,
4/1/28(13)............................................
1,707,718                 521,388
  Series 197, Cl. IO, 8.85%,
4/1/28(13)............................................
4,242,346               1,288,613
  Series 199, Cl. IO, 21.45%,
8/1/28(13)...........................................
11,792,270               3,696,140
  Series 202, Cl. IO, 10.46%,
4/1/29(13)...........................................
1,965,121                 618,706
Federal National Mortgage Assn.:
  6.50%,
1/1/29....................................................................
10,640,522              10,233,948
  7%,
9/25/29-12/25/29.............................................................
2,998,708               2,938,496
  7.50%,
6/1/10-9/1/29.............................................................
12,275,809              12,266,888
  11%,
7/1/16......................................................................
294,847                 322,849
Federal National Mortgage Assn.,
  Gtd. Mtg. Pass-Through Certificates, 13%,
6/1/15(14).............................              571,091
652,472

-----------

40,112,777

-----------
GNMA/Guaranteed -- 0.5%
Government National Mortgage Assn.:
  6.75%,
7/20/27...................................................................
246,380                 248,383
  7%,
1/15/28-3/15/28..............................................................
734,133                 723,856
  11%,
10/20/19....................................................................
196,864                 213,598
  12%,
11/20/13-9/20/15............................................................
163,972                 179,704

-----------

1,365,541

-----------
PRIVATE -- 1.9%
Commercial -- 1.6%
Asset Securitization Corp., Commercial Mtg. Pass-Through
  Certificates, Series 1995-MD4, Cl. A5, 7.384%,
8/13/29...........................            1,500,000               1,405,430
Capital Lease Funding Securitization LP, Interest-Only
  Corporate-Backed Pass-Through Certificates, Series 1997-CTL1,
  11.31%,
6/22/24(4)(13)...........................................................
10,345,760                 378,267
Commercial Mortgage Acceptance Corp., Interest-Only
  Stripped Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 33.19%,

12/25/20(4)(13)..................................................................
9,436,906                 117,961
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
  Certificates, Series 1997-CHL1, Cl. C, 8.125%,
7/25/06(4)(9).....................              800,000                 762,000

Oppenheimer Multi-Sector Income Trust


Principal              Market Value

Amount                See Note 1

--------------           ------------
Commercial (continued)
First Union-Lehman Brothers Commercial Mortgage Trust,
  Commercial Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F,
  7.50%,
9/18/15...................................................................
$   600,000            $    467,437
General Motors Acceptance Corp. Commercial Mortgage Securities,
  Inc., Mtg. Pass-Through Certificates, Interest-Only Stripped
  Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.10%,
7/15/27(13)(14)..............            3,249,847                 243,739
NationsCommercial Corp., NB Commercial Mtg. Pass-Through
  Certificates:
  Series DMC, Cl. B, 8.562%,
8/12/11(4)............................................
400,000                 366,375
  Series DMC, Cl. C, 8.921%,
8/12/11(4)............................................
400,000                 363,625

------------

4,104,834

------------
Residential -- 0.3%
Salomon Brothers Mortgage Securities VII, Commercial Mtg.
  Pass-Through Certificates, Series 1996-B, Cl. 1, 7.136%,
4/25/26(4)..............            1,253,087                 832,520
Structured Asset Securities Corp., Multiclass Pass-Through
  Certificates, Series 1999-1, 10%,
8/25/28........................................
22,449                  19,980

------------

852,500

------------

46,435,652

------------
Total Asset-Backed Sector (Cost
$48,450,244)
48,451,277

------------

MONEY MARKET SECTOR -- 8.2%
Short-Term Notes -- 4.2%
Eaton Corp., 6.70%,
12/11/00.......................................................
6,000,000               5,955,334
Heller Financial, Inc., 6.60%,
2/15/01.............................................
5,000,000               4,902,833

------------

10,858,167

------------
Repurchase Agreements -- 4.0%
Repurchase agreement with Deutsche Bank Securities Inc., 6.51%, dated 10/31/00, to be repurchased at $10,351,872 on 11/1/00, collateralized by U.S. Treasury Nts., 6.125%--6.625%,
  7/31/01--8/15/07, with a value of $2,305,649 and U.S. Treasury Bonds,
  3.875%--8.875%, 8/15/17--4/15/29, with a value of
$8,285,201.....................           10,350,000              10,350,000

------------
Total Money Market Sector (Cost
$21,208,167)
21,208,167

------------

TOTAL INVESTMENTS, AT VALUE (COST
$277,428,453)....................................
99.0%            255,200,079

-----            ------------
OTHER ASSETS NET OF
LIABILITIES....................................................
1.0               2,428,666

-----            ------------
NET
ASSETS.........................................................................
100.0%           $257,628,745

=====            ============

Oppenheimer Multi-Sector Income Trust


Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

          ARP -- Argentine Peso               IDR -- Indonesian Rupiah
          CAD -- Canadian Dollar              JPY -- Japanese Yen
          DEM -- German Mark                  KRW -- South Korean Won
          EUR -- Euro                         MXN -- Mexican Nuevo Peso
          FRF -- French Franc                 NOK -- Norwegian Krone
          GBP -- British Pound Sterling       ZAR -- South African Rand
          GRD -- Greek Drachma

 1. Securities with an aggregate market value of $13,662,665 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

 2. Zero coupon bond reflects the effective yield on the date of purchase.

 3. Interest or dividend is paid in kind.

 4. Identifies issues considered to be illiquid or restricted -- See Note 8 of Notes to Financial Statements.

 5. Non-income-producing security.

 6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,551,083 or 4.48% of the Trust's net assets as of October 31, 2000.

 7. Issuer is in default.

 8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

 9. Represents the current interest rate for a variable or increasing rate security.

10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

11. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                    Principal/Contracts    Expiration
Exercise           Premium        Market Value
                                     Subject to Call/Put      Date
Price            Received        See Note 1
                                    --------------------   ----------
--------           --------       ------------
European Monetary Unit Put              $2,566,500           12/5/00
$0.856            $ 26,692         $67,802
Venezuela (Republic of) Bonds
  9.25%, 9/15/27 Call                          415          11/13/00
68.800%              4,897             261

--------         -------

$ 31,589         $68,063

========         =======


12. When-issued security to be delivered and settled after October 31, 2000.

13. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

14. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 2000 Oppenheimer Multi-Sector Income Trust


ASSETS
Investments, at value (cost $277,428,453) -- see accompanying
statement........................................        $255,200,079
Cash...........................................................................................................
337,984
Unrealized appreciation on foreign currency
contracts..........................................................
60,912
Receivables and other assets:
  Investments
sold.............................................................................................
5,377,960
  Interest, dividends and principal
paydowns...................................................................
5,069,010
  Closed foreign currency
contracts............................................................................
26,498

Other........................................................................................................
16,617

------------
    Total
assets...............................................................................................
266,089,060

------------
LIABILITIES
Unrealized depreciation on foreign currency
contracts..........................................................
49,367
Options written, at value (premiums received $31,589) -- see accompanying
statement............................              68,063
Payables and other liabilities:
  Investments purchased (including $3,546,521 purchased on a when-issued
basis)................................           7,786,251
  Daily variation on futures
contracts.........................................................................
166,152
  Trustees'
compensation.......................................................................................
136,855

Dividends....................................................................................................
128,085
  Management and administrative
fees...........................................................................
11,294

Other........................................................................................................
114,248

------------
    Total
liabilities..........................................................................................
8,460,315

------------
NET
ASSETS.....................................................................................................
$257,628,745

============
COMPOSITION OF NET ASSETS
Par value of shares of beneficial
interest.....................................................................
$    291,161
Additional paid-in
capital.....................................................................................
307,440,476
Overdistributed net investment
income..........................................................................
(297,342)
Accumulated net realized loss on investments and foreign currency
transactions.................................         (27,734,618)
Net unrealized depreciation on investments and translation of assets and liabilities
  denominated in foreign
currencies............................................................................
(22,070,932)

------------
NET ASSETS -- applicable to 29,116,068 shares of beneficial interest
outstanding...............................        $257,628,745

============
NET ASSET VALUE PER
SHARE......................................................................................
$8.85

=====

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended October 31, 2000 Oppenheimer Multi-Sector Income Trust

INVESTMENT INCOME
Interest (net of foreign withholding taxes of
$18,194).........................................................        $
26,536,943
Dividends (net of foreign withholding taxes of
$70)............................................................
737,697

------------
    Total
income...............................................................................................
27,274,640

------------
EXPENSES
Management
fees................................................................................................
1,761,032
Administrative
fees............................................................................................
208,080
Shareholder
reports............................................................................................
76,788
Custodian fees and
expenses....................................................................................
64,702
Transfer agent and accounting services
fees....................................................................
46,108
Accounting service
fees........................................................................................
24,600
Other..........................................................................................................
90,248

------------
    Total
expenses.............................................................................................
2,271,558
Less expenses paid
indirectly..................................................................................
(15,245)

------------
    Net
expenses...............................................................................................
2,256,313

------------

NET INVESTMENT
INCOME..........................................................................................
25,018,327

------------
REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
  Investments (including premiums on options
exercised)........................................................
(5,529,324)
  Closing of futures
contracts.................................................................................
(134,909)
  Closing and expiration of option contracts
written...........................................................
74,608
  Foreign currency
transactions................................................................................
(5,264,512)

------------
    Net realized
loss..........................................................................................
(10,854,137)

------------
Net change in unrealized depreciation on:
  Investments
 .................................................................................................
(5,948,714)
  Translation of assets and liabilities denominated in foreign
currencies......................................          (1,309,957)

------------
    Net
change.................................................................................................
(7,258,671)

------------
Net realized and unrealized
loss...............................................................................
(18,112,808)

------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...........................................................        $
6,905,519

============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Oppenheimer Multi-Sector Income Trust


Year Ended October 31,

2000                   1999

-----------            ----------
OPERATIONS
Net investment
income..............................................................
$ 25,018,327           $ 25,280,414
Net realized gain
(loss)...........................................................
(10,854,137)           (14,050,016)
Net change in unrealized appreciation
(depreciation)...............................
(7,258,671)             1,481,823

------------           ------------
Net increase in net assets resulting from operations
 ..............................                6,905,519             12,712,221

------------           ------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment
income...............................................
(19,768,847)           (23,438,435)
Distributions from return of capital
 ..............................................
(4,688,650)                    --

------------           ------------
NET ASSETS
Total
decrease.....................................................................
(17,551,978)           (10,726,214)
Beginning of
period................................................................
275,180,723            285,906,937

------------           ------------
End of period (including overdistributed net investment income of $297,342 and $418,568,
respectively)..........................................
$257,628,745           $275,180,723

============           ============

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Oppenheimer Multi-Sector Income Trust


Year Ended October 31,

--------------------------------------------------------------------
                                                             2000
1999           1998           1997            1996
                                                           ---------
---------      ---------      ---------       --------
PER SHARE OPERATING DATA
Net asset value, beginning of period..................      $9.45
$9.82          $10.61         $10.52          $10.14
                                                            -----
-----          ------         ------          ------
Income (loss) from investment operations:
  Net investment income ..............................        .86
 .87             .79            .89             .91
  Net realized and unrealized gain (loss) ............       (.62)
(.43)           (.75)           .08             .37
                                                            -----
-----          ------         ------          ------
    Total income from investment operations ..........        .24
 .44             .04            .97            1.28
                                                            -----
-----          ------         ------          ------
Dividend and/or distributions to shareholders:
  Dividends from net investment income ...............       (.68)
(.81)           (.78)          (.88)           (.90)
  Tax return of capital ..............................       (.16)
--            (.05)            --              --
                                                            -----
-----          ------         ------          ------
    Total dividends and/or distributions
      to shareholders ................................       (.84)
(.81)           (.83)          (.88)           (.90)
                                                            -----
-----          ------         ------          ------
Net asset value, end of period .......................      $8.85
$9.45          $ 9.82         $10.61          $10.52
                                                            =====
=====          ======         ======          ======
Market value, end of period ..........................      $7.88
$8.06          $ 9.38         $10.13          $ 9.88
                                                            =====
=====          ======         ======          ======

TOTAL RETURN, AT MARKET VALUE(1) .....................       6.93%
(6.64)%          0.17%         11.40%           7.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .............   $257,629
$275,181        $285,907       $308,972        $306,181
Average net assets (in thousands) ....................   $269,849
$285,213        $304,773       $308,712        $298,496
Ratios to average net assets:(2)
  Net investment income ..............................       9.27%
8.86%           7.56%          8.42%           8.87%
  Expenses, net of indirect expenses .................       0.84%
1.03%           1.01%(3)       0.99%(3)        1.04%(3)
Portfolio turnover rate ..............................        104%
159%            402%           259%            225%

(1) Assumes a $1,000 hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.

(2) Annualized for periods of less than one full year.

(3) Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Oppenheimer Multi-Sector Income Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Multi-Sector Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Trust's investment objective is to seek high current income consistent with preservation of capital. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation -- Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Trust's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Structured Notes -- The Trust invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes' volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of October 31, 2000, the market value of these securities comprised 2.2% of the Trust's net assets and resulted in unrealized losses in the current period of $62,454. The Trust also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Trust's net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of October 31, 2000, the Trust had entered into net outstanding when-issued or forward commitments of $3,546,521.

In connection with its ability to purchase securities on a when-issued basis, the Trust may enter into mortgage dollar-rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Trust records each dollar-roll as a sale and a new purchase transaction.

Oppenheimer Multi-Sector Income Trust

Security Credit Risk -- The Trust invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Trust may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2000, securities with an aggregate market value of $699,029, representing 0.27% of the Trust's net assets, were in default.

Foreign Currency Translation -- The accounting records of the Trust are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Repurchase Agreements -- The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes -- The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. Therefore, no federal income or excise tax provision is required.

As of October 31, 2000, the Trust had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
--------
2003                           $ 7,982,990
2006                             1,509,541
2007                            11,561,894
2008                             5,450,403

Trustees' Compensation -- The Trust has adopted an unfunded retirement plan for the Trust's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2000, a credit of $66,070 was made for the Trust's projected benefit obligations and payments of $7,859 were made to retired trustees, resulting in an accumulated liability of $131,613 as of October 31, 2000.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Trust. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share.

Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders,

Oppenheimer Multi-Sector Income Trust

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders -- Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Trust.

The Trust adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $4,688,940, a decrease in undistributed net investment income of $439,604, and a decrease in accumulated net realized loss on investments of $5,128,544. Net assets of the Trust were unaffected by the reclassifications. As noted in the Statement of Changes in Net Assets, the Trust realized a tax return of capital of $4,688,650.

Expense Offset Arrangements -- Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other -- Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the year ended October 31, 2000.

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2000, were $257,933,020 and $274,428,757, respectively.

As of October 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $278,030,580 was:

Gross unrealized appreciation                $  4,215,321
Gross unrealized depreciation                 (27,045,823)
                                             ------------
Net unrealized depreciation                  $(22,830,502)
                                             ============

Oppenheimer Multi-Sector Income Trust

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees -- Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for an annual fee of 0.65% of the Trust's average annual net assets.

Administration Fees -- Mitchell Hutchins Asset Management Inc. served as the Trust's Administrator. The Trust paid the Administrator an annual fee of 0.20% of the Trust's average annual net assets. Effective March 11, 2000, Mitchell Hutchins Asset Management Inc. no longer served as the Trust Administrator.

Accounting Fees -- The Manager acts as the accounting agent for the Trust at an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred.

Transfer Agent Fees -- Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Trust. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.


5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Trust may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Trust include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Trust and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

The Trust may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


As of October 31, 2000, the Trust had outstanding foreign currency contracts as follows:


                                                         Contract Amount
Valuation as of   Unrealized     Unrealized
CONTRACT DESCRIPTION                   Expiration Date       (000s)
October 31, 2000  Appreciation   Depreciation
--------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
-----------------
British Pound Sterling (GBP)........ 11/13/00-11/27/00       2,140 GBP
$3,108,738        $ 7,039       $25,972
Canadian Dollar (CAD) ..............          11/30/00       1,710 CAD
1,120,364             --           594
Euro (EUR) .........................          11/20/00       3,090 EUR
2,621,618         21,259            --
Japanese Yen (JPY) .................  11/30/00-9/10/01     321,300 JPY
2,993,013         32,614            --
South African Rand (ZAR) ...........           1/22/01       7,437 ZAR
975,216             --        16,655

-------       -------

60,912        43,221

-------       -------
CONTRACTS TO PURCHASE
----------------------
Japanese Yen (JPY) ................. 12/11/00-12/12/00     289,600 JPY
2,672,189             --         6,146

-------       -------
Total Unrealized Appreciation and
Depreciation                                                 $60,912
$49,367

=======       =======

Oppenheimer Multi-Sector Income Trust

6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Trust may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Trust may also buy or write put or call options on these futures contracts.

The Trust generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Trust may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Trust is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Trust each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.



As of October 31, 2000, the Trust had outstanding futures contracts as follows:


Valuation

as of           Unrealized
                                                                      Expiration
Number of       October 3l,      Appreciation
CONTRACT DESCRIPTION                                              Date
Contracts          2000         (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
----------------------
Crude Oil ............................................
11/17/00           1,000      $ 2,943,000          $ 24,560
DAX Index ............................................
12/15/00              25          603,830            38,958
Euro-Bundesobligation ................................           12/7/00
100,000          893,879             2,331
Japan (Government of) Bonds, 10 yr. ..................          12/11/00
100,000,000        1,221,174            11,173
Standard & Poor's 500 Index ..........................
12/14/00             250        3,600,500           197,125
United Kingdom Long Gilt .............................          12/27/00
100,000          329,975               349
U.S. Treasury Nts., 2 yr. ............................          12/28/00
200,000       32,420,250            44,859
U.S. Long Bond .......................................          12/19/00
100,000       11,382,188            (5,930)

--------

313,425

--------
CONTRACTS TO SELL
-----------------
New Financial Times Stock Exchange 100 Index .........
12/15/00              10          (94,241)             (726)
NASDAQ 100 Index .....................................
12/14/00             100       (1,980,000)          (26,700)
U.S. Treasury Nts., 10 yr. ...........................          12/19/00
100,000       (4,028,125)          (18,750)
U.S. Treasury Nts., 5 yr. ............................          12/19/00
100,000       (6,444,000)          (56,563)

--------

(102,739)

--------

$210,686

========

Oppenheimer Multi-Sector Income Trust

7. OPTION ACTIVITY

The Trust may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Trust generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Trust receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options  are  valued  daily  based  upon the last  sale  price on the  principal
exchange  on  which  the  option  is  traded  and  unrealized   appreciation  or
depreciation is recorded. The Trust will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Trust gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Trust may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Trust pays a premium whether or not the option is exercised. The Trust also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


Written option activity for the year ended October 31, 2000 was as follows:


CALL OPTIONS

-----------------------------------------------------
                                                                       NUMBER OF
CONTRACTS             AMOUNT OF PREMIUMS

----------------------             ------------------
Options outstanding as of October 31, 1999.................
--                    $       --
Options written ...........................................
143,001,748                        33,993
Options closed or expired..................................
(143,000,705)                      (20,094)
Options exercised..........................................
(628)                       (9,002)

------------                    ----------
Options outstanding as of October 31, 2000 ................
415                    $    4,897

============                    ==========




PUT OPTIONS

------------------------------------------------------
                                                                       NUMBER OF
CONTRACTS              AMOUNT OF PREMIUMS

---------------------              -------------------
Options outstanding as of October 31, 1999 ................
3,388,275                     $  56,100
Options written ...........................................
5,697,205                        71,944
Options closed or expired..................................
(4,018,275)                      (58,882)
Options exercised..........................................
(2,500,705)                      (42,470)

----------                     ---------
Options outstanding as of October 31, 2000 ................
2,566,500                     $  26,692

==========                     =========


Oppenheimer Multi-Sector Income Trust

8. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2000, was $15,784,530, which represents 6.13% of the Trust's net assets, of which $1,220,075 is considered restricted. Information concerning restricted securities is as follows:



Valuation Per        Unrealized
                                                           Acquisition
Cost         Unit as of        Appreciation
SECURITY                                                       Date         Per
Unit    October 31, 2000    (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
STOCKS AND WARRANTS
-------------------
Becker Gaming, Inc. Wts., Exp. 11/15/00...............        11/18/93       $
2.00           $ 0.01           $(50,000)
CGA Group Ltd., Series A..............................         6/17/97
25.00            25.00                 --
CGA Group Ltd. Wts., Exp. 6/16/07.....................         6/17/97
--             0.30              9,600

34


                       Consent of Independent Auditors

The Board of Trustees
Oppenheimer Multi-Sector Income Trust:

We consent to the use in this Registration Statement of Oppenheimer Multi-Sector Income Trust of our report dated November 19, 2000 included in the Statement of Additional Information, which is a part of such Registration Statement.



                                          /s/ KPMG LLP
                                          KPMG LLP

Denver, Colorado
February 27, 2001


















705-AudCon99.doc

                                      A-119
                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings


Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.


Short-Term Ratings - Taxable Debt


These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:


Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.


Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


Standard & Poor's Rating Services

--------------------------------------------------------------------------------


Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A: Bonds rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation, and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues. However, these face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

toCC: Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to C:nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in default. Payments on the obligation are not being made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.


Short-Term Issue Credit Ratings


A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.


A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3: Obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Obligation is in payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Fitch, Inc.
--------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:


BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.


B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.


DDD, DD, and D: Default. designatesThe ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).


International Short-Term Credit Ratings


F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.


D:     Default. Denotes actual or imminent payment default.

--------------------------------------------------------------------------------
                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.


      1.    Financial Statements at fiscal year-end October 31, 2000.


     (a) Statement of Investments - (See Part B, Statement of Additional Information): Filed herewith.

     (b) Statement of Assets and Liabilities - (See Part B, Statement of Additional Information): Filed herewith.

            (c) Statement of Operations - (See Part B, Statement of Additional Information): Filed herewith.

     (d) Statements of Changes in Net Assets - (See Part B, Statement of Additional Information): Filed herewith.

     (e)   Financial   Highlights  -  (See  Part  B,   Statement  of  Additional
Information): Filed herewith.

     (f) Notes to Financial Statements - (See Part B, Statement of Additional Information): Filed herewith.


      2.    Exhibits:

     (a) (1) Declaration of Trust of Registrant: Filed with Registrant's Registration Statement, 2/2/88, refiled with Registrant's Amendment No. 8, 2/27/95, and incorporated herein by reference.

          (2) Amendment No. 1 dated as of March 10, 1988 to Declaration of Trust of Registrant: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (3) Amendment No. 2 dated  November 6, 1989 to Declaration of Trust of
Registrant: Filed with Registrant's Post-Effective Amendment No. 8, 2/27/95, and incorporated herein by reference.

     (b)  By-Laws  of  Registrant  (amended  by-laws):  Declaration  of Trust of
Registrant: Filed with Registrant's Registration Statement, 2/2/88, refiled with Post-Effective Registrant's Amendment No. 8, 2/27/95, and incorporated herein by reference; amended By-Laws dated June 4, 1998, Filed with Registrant's Registration Statement 2/24/99.

     (c) Inapplicable


     (d) Specimen certificate for shares of Beneficial Interest, $.01 par value:
Previously Filed with Amendment No. 15 to Registrant's Registration Statement 2/28/00, and incorporated herein by reference.


     (e) Inapplicable

     (f) Inapplicable

     (g) (1) Investment Advisory Agreement with Oppenheimer Management Corporation dated 10/22/90 - Filed with Amendment No. 5 to Registrant's Registration Statement dated 2/27/91, refiled with Amendment No. 8 to Registrant's Registration Statement, and incorporated herein by reference.

     (h) Form of Underwriting Agreement: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's Post-Effective Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (i) (1) Retirement Plan for Non-Interested Trustees (adopted by Registrant on 6/7/90) - previously filed with Post-Effective Amendment No. 97 of
Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (2) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 33, of the Registration Statement for Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

          (j) Co-Custody Agreement, dated 8/18/92 - Previously filed with Amendment No. 8 to Registrant's Registration Statement, and incorporated herein by reference.

     (k)  Accounting  Service  Agreement   previously  filed  with  Registrant's
Amendment No. 9 under the Investment Company Act of 1940, 2/29/96, and incorporated herein by reference.

            (l)   Inapplicable

            (m)   Inapplicable

            (n)   Inapplicable

            (o)   Inapplicable

            (p)   Inapplicable

            (q)   Inapplicable

Item 25.    Marketing Arrangements.

            Inapplicable.

Item 26.    Other Expenses of Issuance and Distribution.

            Inapplicable.

Item 27.    Persons Controlled by or under Common Control.

            None.

Item 28.    Number of Holders of Securities.

(1)                                       (2)
                                          Number of Record Holders

Title of Class                            at February 7, 2001

--------------                            ------------------------

Shares of Beneficial Interest,
$.01 par value                            2,946


Item 29.    Indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes that it will apply the indemnification provision of its By-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation therein of Sections 17(h) and 17(i) of the Investment Company Act remains in effect.


      Registrant, in conjunction with the Registrant's Trustees, and other registered management investment companies managed by the Advisor, generally maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant. However, in no event will Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 30.   Business and Other Connections of Investment Advisor

(a) OppenheimerFunds, Inc. is the investment advisor of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 29(b) below.


(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with        Other Business and Connections
OppenheimerFunds, Inc.("OFI")         During the Past Two Years


Timothy L. Abbuhl,
Assistant Vice President            None.

Amy B. Adamshick,
Vice President                      Scudder  Kemper Investments (July 1998 - May
                                      2000)


Charles E. Albers,
Senior Vice President               None.


Edward J. Amberger,
Assistant Vice President            None.

Janette Aprilante,
Assistant Vice President            None.

Victor W. Babin,

Senior Vice President               None.


Keith W. Bachman,
Assistant Vice President            None.

Joanne Bardell,
Assistant Vice President            None.

Tomothy M. Barry,
Vice President                      None.

Bruce L. Bartlett,
Senior Vice President               None.

Charles M. Bartling,
Assistant Vice President            None.

George Batejan,
Executive Vice President/
Chief Information Officer           None

Kevin Baum,
Assistant Vice President            None.


Connie Bechtolt,
Assistant Vice President            None.


Lalit K. Behal,
Assistant Vice President            None.


Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,

Vice President                      None.

Mark Binning,
Assistant Vice President            None.


Robert J. Bishop,

Vice President                      None.

Tracey B. Blinzler,
Assistant Vice President            None.

John R. Blomfield,
Vice President                      None.


Chad Boll,
Assistant Vice President            None


Robert A. Bonomo,
Senior Vice President               None.

Christina M. Bourgeois,
Assistant Vice President            None.

Lowell Scott Brooks,

Vice President                      None.


Adele A. Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       None.

Claudia Calich,
Assistant Vice President            None.

Michael A. Carbuto,
Vice President                      None

Debra A. Casey,
Assistant Vice President            None.

Michael E. Cassidy,
Assistant Vice President            None.

Peter V. Cocuzza,
Vice President                      None.

Julie C. Cusker,
Assistant Vice President:

Rochester Division                  None.


O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director                Chairman  of the Board and a  director  (since
                                    June  1999)  and  Senior   Managing   Director
                                    (since  December  1998) of  HarbourView  Asset
                                    Management  Corporation;   a  director  (since
                                    March  2000)  of  OFI   Private   Investments,
                                    Inc.;  a director of OAM  Institutional,  Inc.
                                    (since  February  2001);   Trustee  (1993)  of
                                    Awhtolia  College  -  Greece;  formerly  Chief
                                    Executive  Officer  (1993-Juneof   HarbourView
                                    Asset  Management  Corporation  (December 1998
                                    - June 1999).

John M. Davis,
Assistant Vice President            None.


Robert A. Densen,
Senior Vice President               None.


Ruggero de'Rossi,
Vice President                      Formerly,  Chief  Strategist  at  ING  Barings
(July
                                    1998 - March 2000).

Max Dietshe,
Vice President                      Deloitte & Touche LLP (1989-1999).

Craig P. Dinsell,
Executive Vice President            None.

Becky Dolan,
Vice President                      None.

Steven D. Dombrower,
Vice President                      None.


Andrew J. Donohue,
Executive Vice President,

General Counsel and Director        Executive  Vice  President  and a director  of
                                    OppenheimerFunds      Distributor,       Inc.;
                                    Executive  Vice  President,   General  Counsel
                                    and   a   director   of   HarbourView    Asset
                                    Management      Corporation,       Shareholder
                                    Services,    Inc.,    Shareholder    Financial
                                    Services,    Inc.,   Oppenheimer   Partnership
                                    Holdings,   Inc.,  OFI  Private   Investments,
                                    Inc.,  Oppenheimer  Trust  Company;  President
                                    and   a   director   of    Centennial    Asset
                                    Management  Corporation and  Oppenheimer  Real
                                    Asset  Management,  Inc.; Vice President and a
                                    director  of  OppenheimerFunds   International
                                    Ltd.   and   Oppenheimer    Millennium   Funds
                                    1997);plc;   a  director  of  OppenheimerFunds
                                    Legacy  Program,  a charitable  trust  program
                                    established  by the Manager;  General  Counsel
                                    and  Secretary  of   Oppenheimer   Acquisition
                                    Corp.;  Chief Legal  Officer and a director of
                                    OAM  Institutional,  Inc.; an officer of other
                                    Oppenheimer funds.

Bruce C. Dunbar,
Vice President                      None.

John E. Eiler,
Vice President                      None.

Daniel R. Engstrom,

Assistant Vice President            None.


Armand B. Erpf,
Assistant Vice President            None.

George R. Evans,
Vice President                      None.

Edward N. Everett,

Assistant Vice President            None.


Leslie A. Falconio,
Vice President    None.

David J. Falicia,
Assistant Vice President            None.

Scott T. Farrar,
Vice President                      Assistant     Treasurer     of     Oppenheimer
                                    Millennium  Funds  plc;  an  officer  of other
                                    Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                       Vice     President     and     Secretary    of
                                    OppenheimerFunds,      Distributor,      Inc.;
                                    Secretary   and   Director  of   Centennialand
                                    Asset Management  Corporation;  Vice President
                                    and  Secretary  of   Oppenheimer   Real  Asset
                                    Management,  Inc.;  Secretary  of  HarbourView
                                    Asset  Management   Corporation,   Oppenheimer
                                    Partnership   Holdings,    Inc.,   Shareholder
                                    Financial    Services,    Inc.,    Shareholder
                                    Services,  Inc.  and OFI Private  Investments,
                                    Inc. and OAM Institutional, Inc.


Ronald H. Fielding,
Senior Vice President;

Chairman: Rochester Division        Director  of  ICI  Mutual  Insurance  Company;
                                    Governor of St.  John's  College;  Director of
                                    International   Museum   of   Photography   at
                                    George  Eastman   House;   an  officer  and/or
                                    portfolio   manager  of  certain   Oppenheimer
                                    funds.

Paul J. Fitzsimmons,
Assistant Vice President            None.

Brian D. Flahive,
Assistant Vice President            None.

David J. Foxhoven,
Assistant Vice President            None.

Colleen M. Franca,
Assistant Vice President            None.

Crystal French,
Vice President                      None.

Dan P. Gangemi,

Vice President                      None.


Subrata Ghose,
Assistant Vice President            Formerly,    Equity    Analyst   at   Fidelity
                                    Investments (1995 - March 2000).

Charles W. Gilbert,
Assistant Vice President            None.

Alan C. Gilston,
Vice President                      None.

Jill E. Glazerman,

Vice President                      None.


Paul M. Goldenberg,
Vice President                      Formerly,     President    of    Advantageware
                                    (September 1992 - September 1999).

Mikhail Y. Goldverg,
Vice President                      None.

Raquel Granahan,
Vice President                      None.

Laura Granger,
Vice President                      Formerly,    Portfolio   Manager   at   Fortis
                                    Advisors (July 1998-October 2000).

Jeremy H. Griffiths,
Executive Vice President,
Chief Financial Officer and
Director                            Chief   Financial   Officer,   Treasurer   and
                                    director  of  Oppenheimer  Acquisition  Corp.;
                                    Executive   Vice   President  of   HarbourView
                                    Asset   Management   Corporation;   President.
                                    Chief   Executive   Officer  and  director  of
                                    Oppenheimer   Trust   Company;   director   of
                                    Trinity    Investment     Management    Corp.,
                                    Secretary/Treasurer     and     director    of
                                    OppenheimerFunds  Legacy  Program  (charitable
                                    trust  program);  Executive  Vice President of
                                    OFI  Private  Investments,  Inc.  and a Member
                                    and  Fellow  of  the  Institute  of  Chartered
                                    Accountants.


Robert Grill,

Senior Vice President               None.

Robert Guy,
Senior Vice President               None.

Robert Haley,
Assistant Vice President            None.

Ping Han,
Assistant Vice President            None.

Kelly Haney,
Assistant Vice President            None.


Thomas B. Hayes,
Vice President                      None.


Dennis K. Hess,
Assistant Vice President            None.

Dorothy F. Hirshman,
Assistant Vice President            None.

Merryl I. Hoffman,
Vice President and
Senior Counsel                      Secretary of Oppenheimer Trust Company.

Merrell I. Hora,
Vice President                      None.

Edward Hrybenko,
Vice President                      None.


Scott T. Huebl,
Vice President                      None.






Margaret Hui,
Assistant                           Vice  President  Formerly  Vice  President -
                                    Syndications   of  Sanwa   Bank   California
                                    (January 1998 - September 1999).

John A. Huttlin,
Vice President                      None.

James G. Hyland,

Assistant                           Vice President  Formerly Manager of Customer
                                    Research    for    Prudential    Investments
                                    (February 1998 - July 1999).


David Hyun,
Vice                                President    Formerly   portfolio   manager,
                                    technology analyst and research associate at
                                    Fred Alger  Management,  Inc. (August 1993 -
                                    June 2000).

Steve P. Ilnitzki,
Senior Vice President               Formerly    Vice    President    of    Product
                                    Management at Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President and
Assistant Counsel                   None.


William Jaume,

Vice President                      Senior Vice  President  (since  April 2000) of
                                    HarbourView   Asset  Management   Corporation;
                                    COO  and  CCO  of  OAM   Institutional,   Inc.
                                    (since February 2001).

Frank V. Jennings,
Vice President                      None.

Andrew J. Jordan,
Assistant Vice President            None.

Deborah Kaback,
Vice President and
Senior Counsel                      Senior Vice President and Deputy General
                                    Counsel of Oppenheimer Capital (April
                                    1989-November 1999).

Lewis A. Kamman,
Vice President                      None.







Jennifer E. Kane,
Assistant Vice President            None.

Lynn O. Keeshan,
Senior Vice President               None.


Thomas W. Keffer,
Senior Vice President               None.


Kristina J. Keller,
Vice President                      None.

Richard W. Knott,
Vice President                      None.

Teresa H. Kong,

Assistant Vice President            None.


Walter G. Konops,

Assistant Vice President            None.


Avram D. Kornberg,
Senior Vice President               None.

Dimitrios Kourkoulakos,
Assistant Vice President.           None.


John Kowalik,

Senior Vice President               None.

Brian K. Kramer,
Assistant Vice President            None.


Joseph Krist,
Assistant Vice President            None.


Tracey E. Lange,
Vice President                      None.

Christopher M. Leavy,
Senior Vice President               Vice   President  and  Portfolio   Manager  at
                                    Morgan    Stanley    Investment     Management
                                    (1997-September 2000).







Dina C. Lee,
Assistant Vice President and
Assistant Counsel                   Formerly  an  attorney  with  Van  Eck  Global
                                    (until December 2000).
Michael S. Levine,
Vice President                      None.


Shanquan Li,
Vice President                      None.


Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                     None.

William A. Linden,
Assistant Vice President            None.

Malissa B. Lischin,
Assistant Vice President            Formerly   Associate    Manager,    Investment
                                    Management   Analyst  at  Prudential  (1996  -
                                    March 2000).

David P. Lolli,
Assistant Vice President            None.

Daniel G. Loughran
Vice President: Rochester Division  None.

David M. Mabry,

Vice President                      None.


Bridget A. Macaskill,
Chairman, Chief Executive Officer
and Trustee                         President,   Chief   Executive   Officer   and
                                    director  of OFI  Private  Investments,  Inc.,
                                    an  investment   adviser   subsidiary  of  the
                                    Manager;     Chairman    and    director    of
                                    Shareholder  Services,  Inc.  and  Shareholder
                                    Financial   Services,   Inc.,  transfer  agent
                                    subsidiaries  of the  Manager;  President  and
                                    director  of  Oppenheimer  Acquisition  Corp.,
                                    the   Manager's    parent   holding   company;
                                    President   and   director   of    Oppenheimer
                                    Partnership   Holdings,    Inc.,   a   holding
                                    company  subsidiary of the Manager;  President
                                    and      director     of      OppenheimerFunds
                                    International    Ltd.,    an   offshore   fund
                                    management  subsidiary  of the  Manager and of
                                    Oppenheimer  Millennium  Funds  plc;  director
                                    of HarbourView  Asset  Management  Corporation
                                    and Oppenheimer Real Asset  Management,  Inc.,
                                    investment   adviser   subsidiaries   of   the
                                    Manager;    President    and    director    of
                                    OppenheimerFunds     Legacy     Program,     a
                                    charitable  trust program  established  by the
                                    Manager;   director   of  OAM   Institutional,
                                    Inc.;  director of Prudential  Corporation plc
                                    (a   U.K.    financial    service    company);
                                    President  and a trustee of other  Oppenheimer
                                    funds;   formerly  President  of  the  Manager
                                    (June 1991 - August 2000).


Steve Macchia,
Vice President                      None.


Patrick M. Magee,
Vice President                      None.

Marianne Manzolillo,
Assistant                           Vice President Formerly,  Vice President for
                                    DLJ High Yield Research Department (February
                                    1993 - July 2000).

Luann Mascia,
Vice President                      None.

Philip T. Masterson,
Vice President and
Associate Counsel                   None.

Loretta M McCarthy,

Executive Vice President            None.


Elizabeth A. McCormack,
Assistant Vice President            None.

Joseph McGovern,
Assistant Vice President            None.

Charles L. McKenzie,
Senior Vice President               Senior Vice  President  of  HarbourView  Asset
                                    Management       Corporation      and      OAM
                                    Institutional, Inc.


Lisa Migan,
Assistant Vice President            None.


Andrew J. Mika,

Senior                              Vice   President   Formerly  a  Second  Vice
                                    President  for  Guardian  Investments  (June
                                    1990 - October 1999).


Joy L. Milan,
Assistant Vice President            None.


Denis R. Molleur,
Vice President and
Senior Counsel                      None.


Nikolaos D. Monoyios,
Vice President                      None.

Stacy M. Morrell,
Assistant Vice President            None.

John Murphy,
President, Chief Operating
Officer and Director                Formerly,      President     of     MassMutual
                                    Institutional  Funds and the MML Series  Funds
                                    (until September 2000).


Kenneth Nadler,
Vice President                      None.

David Negri,

Senior Vice President               None.


Barbara Niederbrach,
Assistant Vice President            None.


Linda J. Nolte,
Assistant Vice President            None.


Robert A. Nowaczyk,
Vice President                      None.


Raymond C. Olson,

Assistant Vice President            None.

Gina M. Palmieri,

Vice President                      None.

Frank J. Pavlak,
Vice President,
Director/Compliance                 None.

David P. Pellegrino,
Vice President                      None.

Susan Pergament,

Assistant Vice President            None.


James F. Phillips,
Assistant Vice President            None.

Robert F. Pino,
Assistant Vice President            Formerly  senior  analyst  for  Commonfund  in
                                    Connecticut (until January 2001)

Jane C. Putnam,
Vice President                      None.

Janet M. Quinn,
Assistant Vice President            None.

Michael E. Quinn,
Vice President                      None.

Heather H. Rabinowitz,
Assistant Vice President            None.

Julie S. Radtke,
Vice President                      None.

Norma J. Rapini,
Assistant Vice President:
Rochester Division                  None.

Thomas P. Reedy,
Vice President                      Vice   President   (since   April   1999)   of
                                    HarbourView Asset Management Corporation.


John Reinhardt,
Vice President: Rochester Division  None


Kristina Richardson,
Assistant Vice President            None.

Robert Robis,
Assistant Vice President            None.

Antoinette Rodriguez,
Assistant Vice President            None.

Jeffrey S. Rosen,

Vice President                      None.


Marci B. Rossell,
Vice President                      Formerly,  manager  at  Deloitte  & Touche LLP
                                    (until September 1999).


Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Lawrence E. Rudnick,

Assistant Vice President            None.

James Ruff,

Executive Vice President            President  and  director  of  OppenheimerFunds
                                    Distributor,   Inc.;  Vice  President   (since
                                    March 2000) of OFI Private Investments, Inc.

Victoria M. Ruoff,
Assistant Vice President            None.

Andrew Ruotolo
Executive Vice President            President   and   director   of    Shareholder
Services,  Inc.;  formerly  Chief  Operations  Officer for American  International
                                    Group (August 1997-September 1999).


Rohit Sah,
Assistant Vice President            None.

Valerie Sanders,
Vice President                      None.


Kenneth Schlupp
Vice President                      Assistant  Vice  President  (since March 2000)
                                    of OFI Private Investments, Inc.

Jeffrey R. Schneider,
Vice President                      Formerly (until May 1999)  Director,  Personal
                                    Decisions International.

Ellen P. Schoenfeld,
Vice President                      None.

Brooke M. Schulte,

Assistant Vice President            None.


David C. Schultz
Senior                              Vice  President  Chief  Executive   Officer,
                                    President and director of HarbourView  Asset
                                    Management      Corporation      and     OAM
                                    Institutional, Inc.

Allan P. Sedmak

Assistant Vice President            None.


Jennifer L. Sexton,
Vice President    None.

Martha A. Shapiro,
Vice President                      None.

Imelda M. Shine,
Assistant Vice President            None.


Connie Song,
Assistant Vice President            None.


Richard A. Soper,

Vice President                      None.


Keith J. Spencer,
Vice President                      None.

Cathleen R. Stahl,
Vice President                      Assistant  Vice  President  & Manager of Women
                                    & Investing Program.


Richard A. Stein,
Vice President: Rochester Division  Assistant  Vice  President   (since  1995)  of
                                    Rochester Capitol Advisors, L.P.


Arthur P. Steinmetz,
Senior Vice President               None.

Jayne M. Stevlingson,
Vice President                      None.

Gregg J. Stitt,
Assistant Vice President            None.

John P. Stoma,
Senior Vice President               None.
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                   Formerly,  Associate  General  Counsel,  Chief
                                    Compliance  Officer,  Corporate  Secretary and
                                    Vice   President   of   Winmill  &  Co.   Inc.
                                    (formerly  Bull  &  Bear  Group,   Inc.),  CEF
                                    Advisers,   Inc.   (formerly   Bull   &   Bear
                                    Advisers,   Inc.),  Investor  Service  Center,
                                    Inc.   and   Midas   Management    Corporation
                                    (November 1997 - March 2000).

Kevin L. Surrett,

Assistant Vice President            Assistant    Vice    President    of   Product
Development
                                    At Evergreen  Investor  Services,  Inc.  (June

1995 -

                                    May 1999).


Michael E. Sussman,
Assistant Vice President            None.


James C. Swain,
Vice Chairman of the Board          Chairman,   CEO  and   Trustee,   Director  or
                                    Managing    Partner   of   the    Denver-based
                                    Oppenheimer  Funds;  formerly,  President  and
                                    Director  of   Centennial   Asset   Management
                                    Corporation  and  Chairman  of  the  Board  of
                                    Shareholder Services, Inc.


Susan B. Switzer,

Vice President                      None.

Anthony A. Tanner,
Vice President: Rochester Division  None.


James T. Taylor,
Assistant Vice President            None.

Paul E. Temple,
Vice President                      Formerly   (until   May  2000)   Director   of
                                    Product Development at Prudential.

Eamon T. Tubridy,
Assistant Vice President            None.

Emily R. Tusaneza,
Assistant Vice President            None.

Cameron T. Ullyatt,
Assistant Vice President            None.
Tanya M. Valency,
Vice President                      None.

Mark S. Vandehey,

Vice President                      None.

Maureen VanNorstrand,
Vice President                      None.


Phillip F. Vottiero,
Vice President                      Chief   Financial   officer  for  the  Sovlink
                                    Group (April 1996 - June 1999).

Samuel Sloan Walker,
Vice President                      None.

Teresa M. Ward,

Vice President                      None.


Jerry A. Webman,
Senior Vice President               Senior Investment  Officer,  Director of Fixed
                                     Income.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division                  None.

Barry D. Weiss,
Assistant Vice President            Formerly  with  Fitch  IBCA  (1996  -  January
2000).


Christine Wells,
Vice President                      None.


Joseph J. Welsh,

Vice President                      None.


Diederik Werdmolder,
Vice President                      None.

Catherine M. White,
Assistant                           Vice  President  Formerly,   Assistant  Vice
                                    President  with Gruntal & Co. LLC (September
                                    1998 - October 2000); member of the American
                                    Society of Pension  Actuaries  (ASPA)  since
                                    1995.






William L. Wilby,

Senior Vice President               Senior   Investment   Officer,   Director   of
                                    International     Equities;     Senior    Vice

                                    President  of  HarbourView   Asset  Management
                                  Corporation.


Thomas J. Wilson,
Vice President                      None.

Donna M. Winn,
Senior Vice President               Vice  President  (since  March  2000)  of  OFI
                                    Private Investments, Inc.

Philip Witkower,
Senior Vice President               Formerly   Vice    President   of   Prudential
                                    Investments (1993 - November 2000).

Brian W. Wixted,
Senior Vice President and
Treasurer                           Treasurer  (since  March 1999) of  HarbourView
                                    Asset  Management   Corporation,   Shareholder
                                    Services,   Inc.,   Oppenheimer   Real   Asset
                                    Management      Corporation,       Shareholder
                                    Financial   Services,   Inc.  and  Oppenheimer
                                    Partnership  Holdings,  Inc.,  of OFI  Private
                                    Investments,  Inc.  (since  March 2000) and of
                                    OppenheimerFunds  International  Ltd.  and  of
                                    Oppenheimer  Millennium  Funds plc  (since May
                                    2000),  of  OAM  Institutional,   Inc.  (since
                                    February    2001);    Treasurer    and   Chief
                                    Financial   Officer   (since   May   2000)  of
                                    Oppenheimer    Trust    Company;     Assistant
                                    Treasurer  (since  March 1999) of  Oppenheimer
                                    Acquisition  Corp.  and  of  Centennial  Asset
                                    Management  Corporation;  an  officer of other
                                    Oppenheimer funds.


Carol Wolf,

Senior Vice President               An  officer   and/or   portfolio   manager  of
                                    certain   Oppenheimer  funds;  serves  on  the
                                    Board    of    Chinese    Children    Adoption
                                    International  Parents Council,  Supporters of
                                    Children,  and the  Advisory  Board of  Denver
                                    Children's Hospital Oncology Department.

Kurt Wolfgruber,
Senior Vice President               Senior   Investment   Officer,   Director   of
                                    Domestic  Equities;  member of the  Investment
                                    Product  Review  Committee  and the  Executive
                                    Committee  of  HarbourView   Asset  Management
                                    Corporation;  formerly  (until  April  2000) a
                                    Managing  Director  and  Portfolio  Manager at
                                    J.P. Morgan Investment Management, Inc.

Caleb C. Wong,
Vice President                      An  officer   and/or   portfolio   manager  of
                                    certain Oppenheimer funds (since June 1999) .


Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate

General Counsel                     Assistant  Secretary of Shareholder  Services,
                                    Inc.,  Shareholder  Financial Services,  Inc.,
                                    OppenheimerFunds    International   Ltd.   and
                                    Oppenheimer  Millennium  Funds plc; an officer
                                    of other Oppenheimer funds.


Jill Zachman,
Assistant Vice President:
Rochester Division                  None.


Neal A. Zamore,
Vice President                      Formerly  (until May 2000) Vice  President  at
                                   GE Capital.

Mark D. Zavanelli,

Vice President                      None.

Arthur J. Zimmer,

Senior Vice President               Senior Vice  President  (since  April 1999) of
                                    HarbourView   Asset  Management   Corporation;
                                    Vice    President    of    Centennial    Asset
                                    Management  Corporation;   an  officer  and/or
                                    portfolio   manager  of  certain   Oppenheimer
                                    funds.

Susan Zimmerman,
Vice President                      None.


The  Oppenheimer  Funds  include  the  New  York-based  Oppenheimer  Funds,  the
Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:


                        New York-based Oppenheimer Funds

            Oppenheimer    California   Municipal   Fund
            Oppenheimer   Capital Appreciation Fund
            Oppenheimer Capital  Preservation Fund
            Oppenheimer Developing  Markets  Fund
            Oppenheimer  Discovery  Fund
            Oppenheimer Emerging  Growth  Fund
            Oppenheimer   Emerging   Technologies   Fund
            Oppenheimer  Enterprise  Fund
            Oppenheimer  Europe Fund
            Oppenheimer Global Fund
            Oppenheimer Global Growth & Income Fund
            Oppenheimer Gold &  Special  Minerals  Fund
            Oppenheimer   Growth  Fund
            Oppenheimer International  Growth Fund
            Oppenheimer  International  Small Company Fund
            Oppenheimer  Large Cap Growth Fund
            Oppenheimer  Money  Market Fund,  Inc.
            Oppenheimer   Multi-Sector  Income  Trust
            Oppenheimer Multi-State  Municipal Trust
            Oppenheimer  Multiple  Strategies Fund
            Oppenheimer  Municipal Bond Fund
            Oppenheimer New York Municipal Fund
            Oppenheimer  Series  Fund,  Inc.
            Oppenheimer   Trinity  Core  Fund
            Oppenheimer  Trinity  Growth  Fund
            Oppenheimer  Trinity  Value Fund
            Oppenheimer U.S. Government Trust



            Quest/Rochester Funds

            Limited Term New York Municipal Fund
            Oppenheimer Convertible Securities Fund
            Oppenheimer MidCap Fund
            Oppenheimer Quest Capital Value Fund, Inc.
            Oppenheimer Quest For Value Funds
            Oppenheimer Quest Global Value Fund, Inc.
            Oppenheimer Quest Value Fund, Inc.
            Rochester Fund Municipals


            Denver-based Oppenheimer Funds


            Centennial America Fund, L.P.
            Centennial California Tax Exempt Trust
            Centennial Government Trust
            Centennial Money Market Trust
            Centennial New York Tax Exempt Trust
            Centennial  Tax Exempt Trust
            Oppenheimer Cash Reserves
            Oppenheimer  Champion Income Fund
            Oppenheimer Capital Income Fund
            Oppenheimer High Yield Fund
            Oppenheimer  Integrity Funds
            Oppenheimer   International Bond  Fund
            Oppenheimer   Limited-Term Government Fund
            Oppenheimer Main Street Opportunity Fund
            Oppenheimer Main  Street  Small Cap Fund
            Oppenheimer  Main Street  Funds,  Inc.
            Oppenheimer  Municipal Fund
            Oppenheimer Real Asset Fund
            Oppenheimer Select Managers
            Oppenheimer  Senior Floating Rate Fund
            Oppenheimer Strategic Income Fund
            Oppenheimer   Total  Return  Fund,   Inc.
            Oppenheimer Variable Account Funds
            Panorama Series Fund, Inc.



The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.


The address of the Denver-based and the New York-based Oppenheimer Funds, Rochester and the Quest Funds, Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.



Item 29.    Principal Underwriter

            Inapplicable.

Item 31.  Location of Accounts and Records.

All accounts, books and other documents, required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the Rule thereunder are maintained by OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 32.  Management Services.

The Registrant is not a party to any management-related service contract not discussed in Part A of this Registration Statement.

Item 33.  Undertakings.

1. The Registrant undertakes to suspend the offering of the shares covered hereby until it amends its prospectus if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement, or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Inapplicable

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of February, 2001.


                                          Oppenheimer Multi-Sector Income Trust

                                          By: /s/ Bridget A. Macaskill*

                                          Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date
----------                          -----                   ----

/s/ Leon Levy*                      Chairman of the

                                    Board of Trustees       February 27, 2001

Leon Levy


/s/ Donald W. Spiro*                Vice Chairman of the    February 27, 2001
-------------------------           Board and Trustee
Donald W. Spiro

/s/ Bridget A. Macaskill*           President and
------------------------------      Chief Executive
                                                            February 27, 2001
Bridget A. Macaskill                Officer and Trustee

/s/ Brian Wixted*                   Treasurer,
                                    Principal Financial
Brian Wixted                        and Accounting Officer  February 27, 2001

/s/ Robert G. Galli*                Trustee                 February 27, 2001


Robert G. Galli


/s/ Benjamin Lipstein*              Trustee                 February 27, 2001


Benjamin Lipstein


/s/ Elizabeth B. Moynihan*          Trustee                 February 27, 2001


Elizabeth B. Moynihan


/s/ Kenneth A. Randall*             Trustee                 February 27, 2001


Kenneth A. Randall


/s/ Edward V. Regan*                Trustee                 February 27, 2001


Edward V. Regan


/s/ Russell S. Reynolds, Jr.*       Trustee                 February 27, 2001


Russell S. Reynolds, Jr.


/s/ Clayton K. Yeutter*             Trustee                 February 27, 2001


Clayton K. Yeutter


*By: /s/ Robert G. Zack

   Robert G. Zack

                      OPPENHEIMER MULTI-SECTOR INCOME TRUST
                            Registration No. 811-5473
                         Post-Effective Amendment No. 15

                                Index to Exhibits



Exhibit No.       Description

24(1) Financial Statements and Independent Auditors' Report and Consent































680N2-01.doc